--------------------------------------------------------------------------------

                               SEMI ANNUAL REPORT

                                  John Hancock
                                   Global Fund

                                 APRIL 30, 2003

--------------------------------------------------------------------------------

John Hancock Global Fund

Schedule of Investments
April 30, 2003
(unaudited)

ISSUER                                                                                SHARES            VALUE
------                                                                                ------            -----
COMMON STOCKS
(Cost $29,844,451)
Australia (1.74%)
Australia & New Zealand Banking Group Ltd. (Banks - Foreign)                          38,400   $      447,995
Woolworths Ltd. (Retail)                                                              37,900          306,312
                                                                                               --------------
                                                                                                      754,307
                                                                                               --------------

Canada (4.15%)
Biovail Corp.* (Medical)                                                               5,500          198,825
Cott Corp.* (Beverages)                                                               18,200          333,970
EnCana Corp. (Oil & Gas)                                                               6,300          207,270
Royal Bank of Canada (Banks - Foreign)                                                11,000          459,250
Telus Corp. (Telecommunications)                                                      29,600          431,228
WestJet Airlines Ltd.* (Transport)                                                    14,950          171,947
                                                                                               --------------
                                                                                                    1,802,490
                                                                                               --------------

China (0.39%)
Jiangsu Expressway Co., Ltd. (Transport)                                             500,000          168,290
                                                                                               --------------

France (4.86%)
Alcatel SA* (Telecommunications)                                                      46,100          377,624
Axa SA (Insurance)                                                                    25,000          379,718
BNP Paribas SA (Banks - Foreign)                                                      10,800          506,939
France Telecom SA (Telecommunications)                                                12,800          295,695
JC Decaux SA* (Advertising)                                                           30,000          289,601
Vivendi Universal SA (Media)                                                          15,800          257,438
                                                                                               --------------
                                                                                                    2,107,015
                                                                                               --------------

Germany (1.42%)
BASF AG (Chemicals)                                                                    6,000          265,496
Muenchener Rueckversicherungs-Gesellschaft AG (Insurance)                              3,500          348,414
                                                                                               --------------
                                                                                                      613,910
                                                                                               --------------

Hong Kong (0.76%)
CNOOC Ltd. (Oil & Gas)                                                               250,000          328,566
                                                                                               --------------

Ireland (2.10%)
Bank of Ireland (Banks - Foreign)                                                     39,600          483,919
Ryanair Holdings Plc* American Depositary Receipts (ADR) (Transport)                  10,800          428,436
                                                                                               --------------
                                                                                                      912,355
                                                                                               --------------

Israel (0.97%)
Teva Pharmaceutical Industries Ltd. (ADR) (Medical)                                    9,000          420,300
                                                                                               --------------

Japan (4.03%)
Dai Nippon Printing Co., Ltd. (Printing - Commercial)                                 41,000          398,105
Fanuc Ltd. (Electronics)                                                              10,000          409,190
Japan Telecom Holdings Co., Ltd. (Telecommunications)                                    100          273,352
Kao Corp. (Cosmetics & Personal Care)                                                 18,000          328,274
Mitsubishi Tokyo Financial Group, Inc. (Banks - Foreign)                                 100          338,756
                                                                                               --------------
                                                                                                    1,747,677
                                                                                               --------------

Netherlands (1.16%)
Aegon NV (Insurance)                                                                  23,400          237,901
ING Groep NV (Insurance)                                                              16,300          264,675
                                                                                               --------------
                                                                                                      502,576
                                                                                               --------------

                       See notes to financial statements.

ISSUER                                                                                SHARES            VALUE
------                                                                                ------            -----
Russia (1.21%)
YUKOS (ADR) (Oil & Gas)                                                                3,000   $      526,500
                                                                                               --------------

South Korea (1.66%)
LG Electronics, Inc. (Electronics)                                                    10,000          344,856
Samsung Electronics Co., Ltd. (Electronics)                                            1,500          376,543
                                                                                               --------------
                                                                                                      721,399
                                                                                               --------------

Sweden (0.52%)
Hennes & Mauritz AB (B Shares) (Retail)                                               10,150          225,840
                                                                                               --------------

Switzerland (3.30%)
Alcon, Inc.* (Medical)                                                                 9,200          405,260
Roche Holding AG (Medical)                                                             3,600          229,064
UBS AG (Banks - Foreign)                                                              16,800          797,080
                                                                                               --------------
                                                                                                    1,431,404
                                                                                               --------------

Taiwan (0.86%)
Nanya Technology Corp.* (Electronics)                                                365,000          198,994
Taiwan Semiconductor Manufacturing Co., Ltd.* (ADR) (Electronics)                     21,000          175,770
                                                                                               --------------
                                                                                                      374,764
                                                                                               --------------

United Kingdom (9.34%)
British Sky Broadcasting Group Plc* (Media)                                           55,900          579,388
GlaxoSmithKline Plc (Medical)                                                         18,900          378,797
HBOS Plc (Banks - Foreign)                                                            22,200          260,079
Imperial Tobacco Group Plc (Tobacco)                                                  17,800          297,862
Lloyds TSB Group Plc (ADR) (Banks - Foreign)                                          10,000          266,400
Lloyds TSB Group Plc (Banks - Foreign)                                                16,500          108,518
Man Group Plc (Finance)                                                               22,700          382,760
Royal Bank of Scotland Group Plc (Banks - Foreign)                                    24,905          653,195
Shell Transport & Trading Co. Plc (Oil & Gas)                                         32,600          195,257
Smith & Nephew Plc (Medical)                                                          34,200          228,071
Vodafone Group Plc (ADR) (Telecommunications)                                         35,500          701,480
                                                                                               --------------
                                                                                                    4,051,807
                                                                                               --------------

United States (34.52%)
Adobe Systems, Inc. (Computers)                                                        8,500          293,760
AdvancePCS* (Medical)                                                                  4,500          135,270
Affiliated Computer Services, Inc.* (Computers)                                        3,000          143,100
Allergan, Inc. (Medical)                                                               1,500          105,375
Allstate Corp. (The) (Insurance)                                                       3,300          124,707
Amdocs Ltd.* (Telecommunications)                                                     34,300          605,738
Amgen, Inc.* (Medical)                                                                10,400          637,624
Anadarko Petroleum Corp. (Oil & Gas)                                                   1,900           84,360
Anheuser-Busch Cos., Inc. (Beverages)                                                  3,100          154,628
Anthem, Inc.* (Medical)                                                                2,500          171,600
Apache Corp. (Oil & Gas)                                                               3,410          195,223
Apollo Group, Inc. (Class A)* (Schools / Education)                                   11,200          607,029
Applied Materials, Inc.* (Electronics)                                                21,600          315,360
AutoZone, Inc.* (Retail)                                                               1,500          121,215
Bank of America Corp. (Banks - United States)                                          6,100          451,705
Barr Laboratories, Inc.* (Medical)                                                     7,300          405,880
Comcast Corp. (Special Class A)* (Media)                                              17,100          514,026
Dell Computer Corp.* (Computers)                                                      15,500          448,105
eBay, Inc.* (Diversified Operations)                                                   3,200          296,864
EchoStar Communicaitons Corp. (Class A)* (Media)                                       2,800           83,888
EMC Corp.* (Computers)                                                                10,700           97,263
Fannie Mae (Mortgage Banking)                                                          2,800          202,692
General Electric Co. (Diversified Operations)                                         40,800        1,201,560
Gilead Sciences, Inc.* (Medical)                                                      14,800          682,872
Intel Corp. (Electronics)                                                             12,100          222,640
International Business Machines Corp. (Computers)                                      7,400          628,260

                       See notes to financial statements.

ISSUER                                                                                SHARES            VALUE
------                                                                                ------            -----
United States (continued)
Johnson & Johnson (Medical)                                                           16,500   $      929,940
Lowe's Cos., Inc. (Retail)                                                            10,300          452,067
Merck & Co., Inc. (Medical)                                                           12,600          733,068
Microsoft Corp. (Computers)                                                           40,600        1,038,142
Noble Corp.* (Oil & Gas)                                                               4,700          145,465
Patterson-UTI Energy, Inc.* (Oil & Gas)                                                2,700           89,343
Pfizer, Inc. (Medical)                                                                29,700          913,275
Procter & Gamble Co. (The) (Cosmetics & Personal Care)                                 2,300          206,655
Tribune Co. (Media)                                                                    2,200          107,756
Univision Communications, Inc. (Class A)* (Media)                                      2,800           84,784
VERITAS Software Corp.* (Computers)                                                   21,500          473,215
Wal-Mart Stores, Inc. (Retail)                                                         9,400          529,408
Williams Cos., Inc. (The) (Oil & Gas)                                                 12,400           86,180
Zimmer Holdings, Inc.* (Medical)                                                       5,500          257,950
                                                                                               --------------
                                                                                                   14,977,992
                                                                                               --------------

TOTAL COMMON STOCKS (72.99%)                                                                       31,667,192
                                                                                               --------------

                                                                                   SHARES,
ISSUER                                                                           OR WARRANTS            VALUE
------                                                                           -----------            -----

RIGHTS AND WARRANTS
(Cost $361,372)
Netherlands (0.02%)
Aegon NV* (Insurance), Right                                                          23,400            9,516
                                                                                               --------------

Taiwan (0.36%)
Taiwan Semiconductor Manufacturing Co., Ltd.* (Electronics), Warrant                 113,800          156,087

United Kingdom (0.33%)
United Microelectronics Corp.* (Electronics), Warrant                                251,000          144,046
                                                                                               --------------

TOTAL RIGHTS AND WARRANTS (0.71%)                                                                     309,649
                                                                                               --------------

                                                                        INTEREST       PAR VALUE
ISSUER, DESCRIPTION, MATURITY DATE                                        RATE       (000'S OMITTED)             VALUE
----------------------------------                                        ----       ---------------             -----
SHORT-TERM INVESTMENTS
(Cost $1,922,000)
Joint Repurchase Agreement (4.43%)
Investment in a joint repurchase agreement
transaction with State Street Bank & Trust Co.-
Dated 04-30-03, due 05-01-03 (Secured by U.S. Treasury
Inflation Indexed Bond 3.875% due 04-15-29, U.S. Treasury
Inflation Indexed Notes 3.375% due 01-15-07 and 3.000% due 07-15-12)      1.28%            $1,922                 1,922,000
                                                                                                           ----------------

TOTAL SHORT-TERM INVESTMENTS (4.43%)                                                                              1,922,000
                                                                                                           ----------------

TOTAL INVESTMENTS (78.13%)                                                                                       33,898,841
                                                                                                           ----------------

OTHER ASSETS AND LIABILITIES, NET (21.87%)                                                                        9,486,057
                                                                                                           ----------------

TOTAL NET ASSETS (100%)                                                                                    $     43,384,898
                                                                                                           ================

* Non-income producing security.

The percentage shown for each investment category is the total value of that category as a percentage of the net assets of the Fund.

                       See notes to financial statements.

Portfolio Concentration
(unaudited)

This table shows the percentages of the Fund's investments aggregated by various industries as of April 30, 2003.

                                                                      VALUE
                                                                 AS A PERCENTAGE
INVESTMENT CATEGORIES                                             OF NET ASSETS
---------------------                                            ---------------
Advertising                                                            0.67%
Banks - Foreign                                                        9.96
Banks - United States                                                  1.04
Beverages                                                              1.13
Chemicals                                                              0.61
Computers                                                              7.19
Cosmetics & Personal Care                                              1.23
Diversified Operations                                                 3.45
Electronics                                                            5.40
Finance                                                                0.88
Insurance                                                              3.15
Media                                                                  3.75
Medical                                                               15.75
Mortgage Banking                                                       0.47
Oil & Gas                                                              4.28
Printing - Commercial                                                  0.92
Retail                                                                 3.77
Schools/Education                                                      1.40
Telecommunications                                                     6.19
Tobacco                                                                0.69
Transport                                                              1.77
Short-term investments                                                 4.43
                                                                     ------
Total Investments                                                     78.13%
                                                                     ======

                       See notes to financial statements.

                  John Hancock Global Fund

ASSETS AND        ASSETS
LIABILITIES       Investments at value       (cost -       $        32,127,823 )                       $ 33,898,841
April 30, 2003    Cash                                                                                          480
Unaudited         Foreign cash at value      (cost -       $             4,074 )                              4,074
                  Receivable for investments sold                                                        15,238,650
                  Receivable for shares sold                                                                    300
                  Dividends and interest receivable                                                         123,054
                  Other assets                                                                               10,562
                  Total assets                                                                           49,275,961
                  LIABILITIES
                  Payable for investments purchased                                                       5,739,651
                  Payable for shares repurchased                                                             17,393
                  Payable to affiliates                                                                      91,731
                  Other payables and accrued expenses                                                        42,288
                  Total liabilities                                                                       5,891,063
                  NET ASSETS
                  Capital paid-in                                                                        96,296,247
                  Accumulated net realized loss on investments and
                     foreign currency transactions                                                      (54,369,606)
                  Net unrealized appreciation of investments and
                     translation of assets and liabilities in foreign currencies                          1,766,477
                  Accumulated net investment loss                                                          (308,220)
                  Net assets                                                                            $43,384,898
                  NET ASSET VALUE PER SHARE
                  Based on net asset values and shares outstanding
                  Class A                                 ($33,756,308         / 5,332,273 shares)            $6.33
                  Class B                                 ( $9,000,253         / 1,597,873 shares)            $5.63
                  Class C                                 (   $628,337         /   111,527 shares)            $5.63
                  MAXIMUM OFFERING PRICE PER SHARE
                  Class A(1)                            (             $6.33 / 95%)                            $6.66
                  Class C                               (             $5.63 / 99%)                            $5.69

                  (1) On single retail sales of less than $50,000. On sales of $50,000 or more and on group sales the offering price is reduced.

                       See notes to financial statements.

                        John Hancock Global Fund

OPERATIONS              INVESTMENT INCOME
For the period ended    Dividends (net of foreign withholding taxes of $25,013)                $ 293,633
April 30, 2003          Interest                                                                   4,966
Unaudited.(1)           Total investment income                                                  298,599

                        EXPENSES
                        Investment management fee                                                204,030
                        Class A distribution and service fee                                      52,741
                        Class B distribution and service fee                                      47,640
                        Class C distribution and service fee                                       3,258
                        Transfer agent fee                                                       225,491
                        Printing                                                                  22,632
                        Custodian fee                                                             15,502
                        Registration and filing fee                                               10,046
                        Accounting and legal services fee                                          9,783
                        Auditing fee                                                               2,560
                        Trustees' fee                                                              2,555
                        Miscellaneous                                                              2,233
                        Interest expense                                                           1,662
                        Legal fee                                                                    660
                        Total expenses                                                           600,793
                        Net investment loss                                                     (302,194)

                        REALIZED AND UNREALIZED GAIN (LOSS)
                        Net realized loss on
                        Investments                                                           (3,377,459)
                        Foreign currency transactions                                            (27,579)
                        Change in net unrealized appreciation (depreciation) of
                        Investments                                                            1,506,752
                        Translation of assets and liabilties in foreign currencies                (3,903)
                        Net realized and unrealized loss                                      (1,902,189)
                        Decrease in net assets from operations                               ($2,204,383)

                        (1)   Semiannual period from 11-1-02 through 4-30-03.

                       See notes to financial statements.

             John Hancock Global Fund

                                                                         YEAR ENDED        PERIOD ENDED
                                                                          10-31-02          4-30-03(1)
CHANGES IN   INCREASE (DECREASE) IN NET ASSETS
NET ASSETS   From operations
             Net investment loss                                          ($951,314)        ($302,194)
             Net realized loss                                          (10,161,375)       (3,405,038)
             Change in net unrealized appreciation (depreciation)         2,769,567         1,502,849
             Decrease in net assets resulting from operations            (8,343,122)       (2,204,383)

             From Fund share transactions                               (10,750,858)       (4,806,714)

             NET ASSETS
             Beginning of period                                      69,489,975.00        50,395,995
             End of period(2)                                           $50,395,995       $43,384,898

            (1)   Semiannual period from 11-1-02 through 4-30-03. Unaudited.
            (2) Includes accumulated net investment loss of $6,026 and $308,220, respectively.

                       See notes to financial statements.

John Hancock Global Fund
Financial Highlights
CLASS A

PERIOD ENDED                                                10-31-98    10-31-99    10-31-00    10-31-01    10-31-02    4-30-03(1)
PER SHARE OPERATING PERFORMANCE
Net asset value, beginning of period                          $12.94      $13.46      $15.24      $13.64       $7.71       $6.60
Net investment loss(2)                                         (0.05)      (0.03)      (0.08)      (0.11)      (0.10)      (0.04)
Net realized and unrealized gain (loss) on investments          1.53        2.67       (0.91)      (5.82)      (1.01)      (0.23)
Total from investment operations                                1.48        2.64       (0.99)      (5.93)      (1.11)      (0.27)
Less distributions
>From net realized gain                                         (0.96)      (0.86)      (0.61)         --          --          --
Net asset value, end of period                                $13.46      $15.24      $13.64       $7.71       $6.60       $6.33
Total return(3)(%)                                             11.88       20.90       (6.90)     (43.48)     (14.40)      (4.09)(4)
RATIOS AND SUPPLEMENTAL DATA
Net assets, end of period (in millions)                         $121        $128        $105         $51         $39         $34
Ratio of expenses to average net assets (%)                     1.82        1.78        1.87        2.14        2.35        2.49(5)
Ratio of net investment loss to average net assets (%)         (0.33)      (0.23)      (0.52)      (1.01)      (1.31)      (1.18)(5)
Portfolio turnover (%)                                           160         176         182         297         264         125

                       See notes to financial statements.

John Hancock Global Fund
Financial Highlights
CLASS B

PERIOD ENDED                                                10-31-98    10-31-99    10-31-00    10-31-01    10-31-02    4-30-03(1)
PER SHARE OPERATING PERFORMANCE
Net asset value, beginning of period                          $12.39      $12.76      $14.30      $12.67       $6.93       $5.90
Net investment loss(2)                                         (0.13)      (0.11)      (0.18)      (0.17)      (0.14)      (0.05)
Net realized and unrealized gain (loss) on investments          1.46        2.51       (0.84)      (5.57)      (0.89)      (0.22)
Total from investment operations                                1.33        2.40       (1.02)      (5.74)      (1.03)      (0.27)
Less distributions
>From net realized gain                                         (0.96)      (0.86)      (0.61)         --          --          --
Net asset value, end of period                                $12.76      $14.30      $12.67       $6.93       $5.90       $5.63
Total return(3)(%)                                             11.15       20.12       (7.60)     (45.30)     (14.86)      (4.58)(4)
RATIOS AND SUPPLEMENTAL DATA
Net assets, end of period (in millions)                          $55         $54         $41         $17         $11          $9
Ratio of expenses to average net assets (%)                     2.46        2.37        2.57        2.84        3.05        3.19(5)
Ratio of net investment loss to average net assets (%)         (0.97)      (0.82)      (1.25)      (1.72)      (2.01)      (1.87)(5)
Portfolio turnover (%)                                           160         176         182         297         264         125

                       See notes to financial statements.

John Hancock Global Fund
Financial Highlights
CLASS C

PERIOD ENDED                                                         10-31-99(6)     10-31-00    10-31-01    10-31-02    4-30-03(1)
PER SHARE OPERATING PERFORMANCE
Net asset value, beginning of period                                   $12.88         $14.30      $12.67       $6.93       $5.90
Net investment loss(2)                                                  (0.10)         (0.15)      (0.17)      (0.14)      (0.05)
Net realized and unrealized gain (loss) on investments                   1.52          (0.87)      (5.57)      (0.89)      (0.22)
Total from investment operations                                         1.42          (1.02)      (5.74)      (1.03)      (0.27)
Less distributions
>From net realized gain                                                     --          (0.61)         --          --          --
Net asset value, end of period                                         $14.30         $12.67       $6.93       $5.90       $5.63
Total return(3)(%)                                                      11.02(4)       (7.60)     (45.30)     (14.86)      (4.58)(4)
RATIOS AND SUPPLEMENTAL DATA
Net assets, end of period (in millions)                                    --(7)          $1          $1          $1          $1
Ratio of expenses to average net assets (%)                              2.48(5)        2.57        2.84        3.05        3.19(5)
Ratio of net investment loss to average net assets (%)                  (1.01)(5)      (1.06)      (1.72)      (2.01)      (1.86)(5)
Portfolio turnover (%)                                                    176            182         297         264         125

(1)   Semiannual period from 11-1-02 through 4-30-03. Unaudited.
(2)   Based on the average of the shares outstanding.
(3) Assumes dividend reinvestment and does not reflect the effect of sales charges.
(4)   Not annualized.
(5)   Annualized.
(6)   Class C shares began operations on 3-1-99.
(7)   Less than $500,000.

                       See notes to financial statements.

NOTES TO FINANCIAL STATEMENTS
Unaudited.

NOTE A
Accounting policies
John Hancock Global Fund (the "Fund") is a diversified series of John Hancock Investment Trust III, an open-end management investment company registered under the Investment Company Act of 1940. The investment objective of the Fund is to achieve long-term growth of capital.

The Trustees have authorized the issuance of multiple classes of shares of the Fund, designated as Class A, Class B and Class C shares. The shares of each class represent an interest in the same portfolio of investments of the Fund and have equal rights as to voting, redemptions, dividends and liquidation, except that certain expenses, subject to the approval of the Trustees, may be applied differently to each class of shares in accordance with current regulations of the Securities and Exchange Commission and the Internal Revenue Service. Shareholders of a class that bears distribution and service expenses under terms of a distribution plan have exclusive voting rights to that distribution plan.

Significant accounting policies of the Fund are as follows:
Valuation of investments
Securities in the Fund's portfolio are valued on the basis of market quotations, valuations provided by independent pricing services or, if quotations are not readily available, or the value has been materially affected by events occurring after the closing of a foreign market, at fair value as determined in good faith in accordance with procedures approved by the Trustees. Short-term debt investments maturing within 60 days are valued at amortized cost, which approximates market value. All portfolio transactions initially expressed in terms of foreign currencies have been translated into U.S. dollars as described in "Foreign currency translation" below.

Joint repurchase agreement
Pursuant to an exemptive order issued by the Securities and Exchange Commission, the Fund, along with other registered investment companies having a management contract with John Hancock Advisers, LLC (the "Adviser"), a wholly owned subsidiary of The Berkeley Financial Group, LLC, may participate in a joint repurchase agreement transaction. Aggregate cash balances are invested in one or more large repurchase agreements, whose underlying securities are obligations of the U.S. government and/or its agencies. The Fund's custodian bank receives delivery of the underlying securities for the joint account on the Fund's behalf. The Adviser is responsible for ensuring that the agreement is fully collateralized at all times.

Foreign currency translation
All assets or liabilities initially expressed in terms of foreign currencies are translated into U.S. dollars based on London currency exchange quotations as of 5:00 p.m., London time, on the date of any determination of the net asset value of the Fund. Transactions affecting statement of operations accounts and net realized gain (loss) on investments are translated at the rates prevailing at the dates of the transactions.

The Fund does not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gain or loss from investments.

Reported net realized foreign exchange gains or losses arise from sales of foreign currency, currency gains or losses realized between the trade and settlement dates on securities transactions and the difference between the amounts of dividends, interest and foreign withholding taxes recorded on the Fund's books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in the value of assets and liabilities, other than investments in securities, resulting from changes in the exchange rates.

Investment transactions
Investment transactions are recorded as of the date of purchase, sale or maturity. Net realized gains and losses on sales of investments are determined on the identified cost basis. Capital gains realized on some foreign securities are subject to foreign taxes, which are accrued as applicable.

Class allocations Income, common expenses and realized and unrealized gains (losses) are determined at the fund level and allocated daily to each class of shares based on the appropriate net assets of the respective classes. Distribution and service fees, if any, are calculated daily at the class level based on the appropriate net assets of each class and the specific expense rate(s) applicable to each class.

Expenses
The majority of the expenses are directly identifiable to an individual fund. Expenses that are not readily identifiable to a specific fund will be allocated in such a manner as deemed equitable, taking into consideration, among other things, the nature and type of expense and the relative sizes of the funds.

Bank borrowings
The Fund is permitted to have bank borrowings for temporary or emergency purposes, including the meeting of redemption requests that otherwise might require the untimely disposition of securities. The Fund has entered into a syndicated line of credit agreement with various banks. This agreement enables the Fund to participate with other funds managed by the Adviser in an unsecured line of credit with banks, which permits borrowings of up to $250 million, collectively. Interest is charged to each fund, based on its borrowing. In addition, a commitment fee is charged to each fund based on the average daily unused portion of the line of credit and is allocated among the participating funds. The Fund had no borrowing activity under the line of credit during the period ended April 30, 2003.

Forward foreign currency exchange contracts
The Fund may enter into forward foreign currency exchange contracts as a hedge against the effect of fluctuations in currency exchange rates. A forward foreign currency exchange contract involves an obligation to purchase or sell a specific currency at a future date at a set price. The aggregate principal amounts of the contracts are marked to market daily at the applicable foreign currency exchange rates. Any resulting unrealized gains and losses are included in the determination of the Fund's daily net assets. The Fund records realized gains and losses at the time the forward foreign currency exchange contracts are closed out. Risks may arise upon entering these contracts from the potential inability of counterparties to meet the terms of the contracts and from unanticipated movements in the value of a foreign currency relative to the U.S. dollar. These contracts involve market or credit risk in excess of the unrealized gain or loss reflected in the Fund's statement of assets and liabilities.

The Fund may also purchase and sell forward contracts to facilitate the settlement of foreign currency denominated portfolio transactions, under which it intends to take delivery of the foreign currency. Such contracts normally involve no market risk if they are offset by the currency amount of the underlying transactions. The Fund had no open forward foreign currency exchange contracts on April 30, 2003.

Federal income taxes
The Fund qualifies as a "regulated investment company" by complying with the applicable provisions of the Internal Revenue Code and will not be subject to federal income tax on taxable income that is distributed to shareholders. Therefore, no federal income tax provision is required. For federal income tax purposes, the Fund has $50,475,789 of a capital loss carryforward available, to the extent provided by regulations, to offset future net realized capital gains. To the extent that such carryforward is used by the Fund, no capital gain distributions will be made. The loss carryforward expires as follows: October 31, 2009 - $39,619,964 and October 31, 2010 - $10,855,825.

Dividends, interest and distributions
Dividend income on investment securities is recorded on the ex-dividend date or, in the case of some foreign securities, on the date thereafter when the Fund identifies the dividend. Interest income on investment securities is recorded on the accrual basis. Foreign income may be subject to foreign withholding taxes, which are accrued as applicable.

The Fund records distributions to shareholders from net investment income and net realized gains on the ex-dividend date. Distributions paid by the Fund with respect to each class of shares are calculated in the same manner, at the same time and are in the same amount, except for the effect of expenses that may be applied differently to each class.

Such distributions, on a tax basis, are determined in conformity with income tax regulations, which may differ from accounting principles generally accepted in the United States of America. Distributions in excess of tax basis earnings and profits, if any, are reported in the Fund's financial statements as a return of capital.

Use of estimates
The preparation of these financial statements, in accordance with accounting principles generally accepted in the United States of America, incorporates estimates made by management in determining the reported amount of assets, liabilities, revenues and expenses of the Fund. Actual results could differ from these estimates.

NOTE B
Management fee and transactions
with affiliates and others
The Fund has an investment management contract with the Adviser. Under the investment management contract, the Fund pays a monthly management fee to the Adviser equivalent, on an annual basis, to the sum of: (a) 0.90% of the first $100,000,000 of the Fund's average daily net asset value, (b) 0.80% of the next $200,000,000, (c) 0.75% of the next $200,000,000 and (d) 0.625% of the Fund's average daily net asset value in excess of $500,000,000. The Adviser has a subadvisory agreement with Nicholas-Applegate Capital Management LP. The Fund is not responsible for the payment of the subadviser's fees.

The Fund has Distribution Plans with John Hancock Funds, LLC ("JH Funds"), a wholly owned subsidiary of the Adviser. The Fund has adopted Distribution Plans with respect to Class A, Class B and Class C pursuant to Rule 12b-1 under the Investment Company Act of 1940 to reimburse JH Funds for the services it provides as distributor of shares of the Fund. Accordingly, the Fund makes monthly payments to JH Funds at an annual rate not to exceed 0.30% of Class A average daily net assets and 1.00% of Class B and Class C average daily net assets. A maximum of 0.25% of such payments may be service fees as defined by the Conduct Rules of the National Association of Securities Dealers. Under the Conduct Rules, curtailment of a portion of the Fund's 12b-1 payments could occur under certain circumstances.

Class A and Class C shares are assessed up-front sales charges. During the period ended April 30, 2003, JH Funds received net up-front sales charges of $14,958 with regard to sales of Class A shares. Of this amount, $1,631 was retained and used for printing prospectuses, advertising, sales literature and other purposes, $7,261 was paid as sales commissions to unrelated broker-dealers and $6,066 was paid as sales commissions to sales personnel of Signator Investors, Inc. ("Signator Investors"), a related broker-dealer. The Adviser's indirect parent, John Hancock Life Insurance Company ("JHLICo"), is the indirect sole shareholder of Signator Investors. During the period ended April 30, 2003, JH Funds received net up-front sales charges of $1,395 with regard to sales of Class C shares. Of this amount, $1,358 was paid as sales commissions to unrelated broker-dealers and $37 was paid as sales commissions to sales personnel of Signator Investors.

Class B shares that are redeemed within six years of purchase are subject to a contingent deferred sales charge ("CDSC") at declining rates, beginning at 5.00% of the lesser of the current market value at the time of redemption or the original purchase cost of the shares being redeemed. Class C shares that are redeemed within one year of purchase are subject to a CDSC at a rate of 1.00% of the lesser of the current market value at the time of redemption or the original purchase cost of the shares being redeemed. Proceeds from the CDSCs are paid to JH Funds and are used in whole or in part to defray its expenses for providing distribution related services to the Fund in connection with the sale of Class B and Class C shares. During the period ended April 30, 2003, CDSCs received by JH Funds amounted to $15,582 for Class B shares and $129 for Class C shares.

The Fund has a transfer agent agreement with John Hancock Signature Services, Inc., an indirect subsidiary of JHLICo. The Fund pays a monthly transfer agent fee at an annual rate of 0.05% of the average daily net asset value, plus a fee based on the number of shareholder accounts and reimbursement for certain out-of-pocket expenses.

The Fund has an agreement with the Adviser to perform necessary tax, accounting and legal services for the Fund. The compensation for the period was at an annual rate of approximately 0.04% of the average net assets of the Fund.

Ms. Maureen R. Ford and Mr. John M. DeCiccio are directors and/or officers of the Adviser and/or its affiliates, as well as Trustees of the Fund. The compensation of unaffiliated Trustees is borne by the Fund. The unaffiliated Trustees may elect to defer for tax purposes their receipt of this compensation under the John Hancock Group of Funds Deferred Compensation Plan. The Fund makes investments into other John Hancock funds, as applicable, to cover its liability for the deferred compensation. Investments to cover the Fund's deferred compensation liability are recorded on the Fund's books as an other asset. The deferred compensation liability and the related other asset are always equal and are marked to market on a periodic basis to reflect any income earned by the investments as well as any unrealized gains or losses. The Deferred Compensation Plan investments had no impact on the operations of the Fund.

Note C
Fund share transactions
This listing illustrates the number of Fund shares sold and repurchased during the last two periods, along with the corresponding dollar value. The Fund has an unlimited number of shares authorized with no par value.

                               YEAR ENDED 10-31-02            PERIOD ENDED 4-30-03(1)
                              SHARES         AMOUNT            SHARES         AMOUNT
CLASS A SHARES
Sold                         1,786,452     $13,544,533          51,002        $303,860
Repurchased                 (2,543,191)    (19,528,993)       (638,004)     (3,955,188)
Net decrease                  (756,739)    ($5,984,460)       (587,002)    ($3,651,328)

CLASS B SHARES
Sold                           311,157      $2,161,259         121,009        $677,661
Repurchased                 (1,010,948)     (7,061,861)       (325,267)     (1,813,656)
Net decrease                  (699,791)    ($4,900,602)       (204,258)    ($1,135,995)

CLASS C SHARES
Sold                            78,832        $540,982          37,183        $207,924
Repurchased                    (64,039)       (406,778)        (41,061)       (227,315)
Net increase (decrease)         14,793        $134,204          (3,878)       ($19,391)

NET DECREASE                (1,441,737)   ($10,750,858)       (795,138)    ($4,806,714)

(1)   Semiannual period from 11-1-02 through 4-30-03. Unaudited.

NOTE D
Investment transactions
Purchases and proceeds from sales or maturities of securities, other than short-term securities and obligations of the U.S. government, during the period ended April 30, 2003, aggregated $54,533,038 and $68,626,849, respectively

The cost of investments owned on April 30, 2003, including short-term investments, for federal income tax purposes was $32,290,917. Gross unrealized appreciation and depreciation of investments aggregated $2,620,631 and $1,012,707, respectively, resulting in net unrealized appreciation of $1,607,924. The difference between book basis and tax basis net unrealized appreciation of investments is attributable primarily to the tax deferral of losses on wash sales.

NOTE E
Proposed reorganization
On November 19, 2002, the Trustees approved the reorganization of John Hancock European Equity Fund and John Hancock Global Fund into John Hancock International Fund, subject to the approval by shareholders.

                            John Hancock Global Fund

                                    Trustees
                               Dennis S. Aronowitz
                             Richard P. Chapman, Jr.
                               William J. Cosgrove
                                John M. DeCiccio
                               Richard A. Farrell
                                 Maureen R. Ford
                               William F. Glavin*
                               Dr. John A. Moore*
                             Patti McGill Peterson*
                                  John W. Pratt
                        * Members of the Audit Committee
                                    Officers
                                William L. Braman
                          Executive Vice President and
                            Chief Investment Officer
                                Richard A. Brown
                            Senior Vice President and
                             Chief Financial Officer
                                 Susan S. Newton
                       Senior Vice President and Secretary
                                 William H. King
                          Vice President and Treasurer
                                Thomas H. Connors
                               Vice President and
                               Compliance Officer
                               Investment Adviser
                           John Hancock Advisers, LLC.
                              101 Huntington Avenue
                        Boston, Massachusetts 02199-7603
                              Principal Distributor
                            John Hancock Funds, LLC.
                              101 Huntington Avenue
                        Boston, Massachusetts 02199-7603
                                 Transfer Agent
                      John Hancock Signature Services, Inc.
                         1 John Hancock Way, Suite 1000
                        Boston, Massachusetts 02217-1000
                                  Legal Counsel
                                  Hale and Dorr
                                 60 State Street
                        Boston, Massachusetts 02109-1803

John Hancock
Large Cap
Growth
Fund

SEMI
ANNUAL
REPORT

4.30.03

Sign up for electronic delivery at
www.jhancock.com/funds/edelivery

[A 2" x 1" John Hancock (Signature)/John Hancock Funds logo in lower, center middle of page. A tag line below reads "JOHN HANCOCK FUNDS."]



[A photo of Maureen R. Ford, Chairman and Chief Executive Officer, flush left next to first paragraph.]

WELCOME

Table of contents

Your fund at a glance
page 1

Managers' report
page 2

A look at performance
page 6

Growth of $10,000
page 7

Fund's investments
page 8

Financial statements
page 12

For your information
page 25

Dear Fellow Shareholders,

After a strong start to 2003, the stock market succumbed to the pressures of a weak economy, rising oil prices, concerns about corporate earnings and uncertainties about the war in Iraq. The tide turned in April, when the war ended and first-quarter corporate earnings came in better than expected. As a result, the major indexes all gained some ground year to date through April 30, 2003, with the Dow Jones Industrial Average returning 2.50%, the Standard & Poor's 500 Index returning 4.82% and the tech-heavy Nasdaq Composite Index up 9.64%. Bonds, which have outperformed stocks for the last three years, continued their upward trend this year, as investors still sought their relative safety.

After the jarring stock market losses of the last three years, it's a relief for investors to be reminded that the market is indeed cyclical, and does eventually move up -- not just down. But while the stock market has been clawing its way back, the ride has been extremely volatile. Uncertainty still abounds about the strength of the economy, geopolitical issues, corporate governance problems, rising unemployment and the sustainability of corporate earnings growth. And despite rallies late last year and in April, many investors are still so bruised and skeptical that they have remained on the sidelines. Even though the statistics suggest we might be emerging from this long, difficult bear market, we're not quite ready to call it history.

While no one can predict when this bear market cycle will turn, investors can take charge of how they maneuver through such uncertain times. First, take a look at how your portfolio is allocated among stocks, bonds and cash to make sure it's in the proper balance. Work with your investment professional, who knows your long-term goals and can help keep you on the right track, rather than being lured by today's stars, which could wind up tomorrow's laggards. And as always, keep a long-term investment horizon. We believe this offers the best way for you to survive the tough times and reach your investment objectives.

Sincerely,

/S/ MAUREEN R. FORD

Maureen R. Ford,
Chairman and Chief Executive Officer

This commentary reflects the chairman's views as of April 30, 2003. They are subject to change at any time.



YOUR FUND
AT A GLANCE

The Fund seeks
long-term capital
appreciation
through invest-
ments in large-
capitalization
companies with
above-average
projected earnings
growth.

Over the last six months

* The stock market remained volatile, but moved higher.

* Large-cap growth stocks benefited from overseas exposure as the U.S. dollar weakened.

* The Fund was positioned to take advantage of an economic recovery.

[Bar chart with heading "John Hancock Large Cap Growth Fund." Under the heading is a note that reads "Fund performance for the six months ended April 30, 2003." The chart is scaled in increments of 1% with 0% at the bottom and 2% at the top. The first bar represents the 1.23% total return for Class A. The second bar represents the 0.93% total return for Class B. The third bar represents the 0.93% total return for Class C. A note below the chart reads "Total returns for the Fund are at net asset value with all distributions reinvested."]

Top 10 holdings

 5.7%   General Electric Co.
 5.2%   Pfizer, Inc.
 4.4%   Microsoft Corp.
 2.8%   Johnson & Johnson
 2.2%   Medtronic, Inc.
 2.2%   Colgate-Palmolive Co.
 2.2%   Cisco Systems, Inc.
 1.9%   EMC Corp.
 1.9%   Citigroup, Inc.
 1.9%   Wal-Mart Stores, Inc.

As a percentage of net assets on April 30, 2003.



MANAGERS'
REPORT

BY PAUL J. BERLINGUET, ROBERT J. UEK, CFA, AND THOMAS P. NORTON, CFA, PORTFOLIO MANAGERS

John Hancock
Large Cap Growth Fund


War with Iraq, tensions in North Korea, the SARS virus and a weak U.S. economy combined to create unrest in the stock market during the six months ended April 30, 2003. Skittish investors shifted in and out of sectors in search of cheap stocks with less downside risk. After making little headway, stocks finally rebounded in April, fueled by the "de facto" victory in Iraq, declining oil prices, rising consumer confidence, improved first-quarter earnings and somewhat encouraging economic data. The Standard & Poor's 500 Index, a broad measure of stock market performance, returned 4.47% for the six-month period, with large-cap, multinational stocks benefiting from the weak U.S. dollar.

PERFORMANCE AND STRATEGY REVIEW

John Hancock Large Cap Growth Fund's Class A, Class B, and Class C shares returned 1.23%, 0.93% and 0.93%, respectively, at net asset value, for the six months ended April 30, 2003. These returns were slightly behind the average large-cap growth fund, which returned 2.77% over the same period, according to Lipper, Inc.1 The Russell Top 200 Growth Index, which tracks the largest growth stocks, returned 3.33%. Keep in mind that your net asset value return will be different from the Fund's if you were not invested in the Fund for the entire period and did not reinvest all distributions. Long-term performance information can be found on pages six and seven.

"...stocks finally
 rebounded in April..."

The Fund remained diversified across industries, targeting companies with strong managements, steady cash flows and demonstrated earnings growth. Performance modestly lagged that of our benchmark, the Russell Top 200 Growth Index, due to both stock selection and minor variations in sector weights. Our strict sell discipline -- which involves setting price targets and then exiting investments that reach those targets -- helped us in a volatile market.

[Photos of Paul Berlinguet, Robert Uek and Thomas Norton flush right next to first paragraph.]


MORE ECONOMIC SENSITIVITY

Last fall, we started increasing the Fund's exposure to stocks that we believed would benefit from an economic recovery. We added to technology, which became our largest sector concentration. After sliding late last year, tech stocks rebounded in the new year, buoyed by cheap valuations, extensive cost cutting and a more stable business environment. Companies with improved efficiencies and operating leverage, such as Cisco Systems, a leader in networking technology, and EMC, a leader in the growing field of data storage, were among our top performers.

We lightened up on financials, moving away from banks and toward more economically sensitive brokers. Merrill Lynch was a particularly strong performer, rallying as investors rewarded its cost-cutting efforts. Offsetting these gains, however, were declines at State Street, the world's largest back-office processor, and American International Group, a global insurer that surprised investors with higher-than-expected claims costs. We reduced our investments in both companies.

"Our strict sell disci-
 pline ... helped us in a
 volatile market."

HEALTH-CARE GAINS AND LOSSES

In health care, our focus was on health-service companies, generic pharmaceuticals and medical equipment companies. We mostly avoided big, branded pharmaceuticals due to concerns over patent expirations. We did, however, own Merck, whose earnings appeared, in our opinion, to have bottomed, and Pfizer, which we believe has the potential for cost savings from its merger with Pharmacia. Merck was one of our better performers, as was Mylan Laboratories, a generic pharmaceutical company benefiting as patents expire for many branded drugs.

[Table at top left-hand side of page entitled "Top five industry groups." The first listing is Medical 20%, the second is Computers 17%, the third Retail 8%, the fourth Diversified operations 7%, and the fifth Oil & gas 6%.]

Conversely, Cardinal Health, a drug distributor; Baxter International, which makes blood products; and HCA, a for-profit hospital company, posted sharp declines for individual reasons. We sold our stakes in each, fearing that their problems would linger. We also pared back on our health-services names, believing these companies could have less power to raise prices going forward.

[Pie chart at middle of page with heading "Portfolio diversification As a percentage of net assets on 4-30-03." The chart is divided into two sections (from top to left): Common stocks 98%, and Short-term investments & other 2%.]

MIXED RESULTS FOR CONSUMER STOCKS

In the consumer discretionary sector, our focus was on more economically sensitive media stocks. We trimmed our stake in Viacom, an industry giant, when it hit our price target, and added to Comcast, a leading cable provider. Comcast generated strong returns as it integrated AT&T Broadband and focused on improving its balance sheet and generating positive free cash flow. We also invested in office supply stores, including Staples, which benefited from a remodeling program that boosted sales, and Office Depot, which weakened when its sales numbers fell below expectations, and we sold it.

[Table at top of page entitled "SCORECARD." The header for the left column is "INVESTMENT" and the header for the right column is "PERIOD'S PERFORMANCE...AND WHAT'S BEHIND THE NUMBERS." The first listing is General Electric followed by an up arrow with the phrase "Cheap valuation, high dividend yield." The second listing is Johnson & Johnson followed by a sideways arrow with the phrase "Awaiting approval of new drug-coated stents." The third listing is American International Group followed by a down arrow with the phrase "Higher-than-expected claims, weak equity markets."]

We avoided most apparel retailers and department stores due to our concerns about competitive positioning and fears that consumer spending might slow. Our stake in the more defensive consumer staples group was also light as we found most of these stocks too expensive relative to expected growth rates. We did, however, add Colgate-Palmolive, a well-run company with significant overseas exposure and a history of consistent earnings growth.

"In our view, stock
 valuations seem
 attractive..."

IMPROVING OUTLOOK

We are encouraged that the economy, although still sluggish, has not gotten worse. In addition, the war has ended, consumer confidence has risen and oil prices have declined. Our outlook is for inflation to remain low and interest rates benign. We think this backdrop bodes well for the economy and the stock market. High unemployment levels and weak corporate spending, however, remain concerns.

In our view, stock valuations seem attractive, especially given valuations for other asset classes, very low interest-rate levels and the current economic cycle. We are optimistic about large-cap growth stocks because they are among the higher quality names in the market. Many are also trading at valuations that are below average and some offer attractive dividend yields.

This commentary reflects the views of the portfolio managers through the end of the Fund's period discussed in this report. The managers' statements reflect their own opinions. As such, they are in no way guarantees of future events, and are not intended to be used as investment advice or a recommendation regarding any specific security. They are also subject to change at any time as market and other conditions warrant.

1 Figures from Lipper, Inc. include reinvested dividends and do not take into account sales charges. Actual load-adjusted performance is lower.



A LOOK AT
PERFORMANCE

For the period ended
April 30, 2003

The index used for
comparison is the
Russell Top 200
Growth Index, an
unmanaged index
containing growth-
oriented stocks from
the Russell Top 200
index.

It is not possible to
invest in an index.


                              Class A      Class B      Class C        Index

Inception date               12-24-68       1-3-94       6-1-98           --

Average annual returns with maximum sales charge (POP)
One year                       -24.33%      -24.87%      -22.44%      -13.82%
Five years                     -15.03%      -14.99%          --        -6.04%
Ten years                       -0.35%          --           --         8.32%
Since inception                    --        -2.01%     --14.42%          --

Cumulative total returns with maximum sales charge (POP)
Six months                      -3.85%       -4.07%       -1.12%        3.34%
One year                       -24.33%      -24.87%      -22.44%      -13.82%
Five years                     -55.70%      -55.61%          --       -26.77%
Ten years                       -3.40%          --           --       122.28%
Since inception                    --       -17.26%      -53.47%          --

Performance figures assume all distributions are reinvested. Returns with maximum sales charge reflect a sales charge on Class A shares of 5% and Class C shares of 1%, and the applicable contingent deferred sales charge (CDSC) on Class B and Class C shares. The Class B shares' CDSC declines annually between years 1-6 according to the following schedule: 5, 4, 3, 3, 2, 1%. No sales charge will be assessed after the sixth year. Class C shares held for less than one year are subject to a 1% CDSC. The return and principal value of an investment in the Fund will fluctuate, so that shares, when redeemed, may be worth more or less than the original cost. Index figures do not reflect sales charges and would be lower if they did.

The returns reflect past results and should not be considered indicative of future performance. The performance table above and the chart on the next page do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.


GROWTH OF
$10,000

This chart shows what happened to a hypothetical $10,000 investment in Class A shares for the period indicated. For comparison, we've shown the same investment in the Russell Top 200 Growth Index.

Line chart with the heading "GROWTH OF $10,000." Within the chart are three lines. The first line represents the Index and is equal to $22,228 as of April 30, 2003. The second line represents the value of the hypothetical $10,000 investment made in the John Hancock Large Cap Growth Fund, before sales charge, and is equal to $10,168 as of April 30, 2003. The third line represents the value of the same hypothetical $10,000 investment made in the John Hancock Large Cap Growth Fund, after sales charge, and is equal to $9,660 as of April 30, 2003.

                                    Class B 1    Class C 1
Period beginning                     1-3-94       6-1-98
Without sales charge                 $8,274       $4,701
With maximum sales charge                --       $4,654
Index                               $21,067       $7,505

Assuming all distributions were reinvested for the period indicated, the table above shows the value of a $10,000 investment in the Fund's Class B and Class C shares, respectively, as of April 30, 2003. Performance of the classes will vary based on the difference in sales charges paid by shareholders investing in the different classes and the fee structure of those classes.

1 No contingent deferred sales charge applicable.


FINANCIAL STATEMENTS

FUND'S
INVESTMENTS

Securities owned
by the Fund on
April 30, 2003
(unaudited)

This schedule is divided into two main categories: common stocks and short-term investments. Common stocks are further broken down by industry group. Short-term investments, which represent the Fund's cash position, are listed last.


SHARES   ISSUER                                                                                                 VALUE
COMMON STOCKS 98.49%                                                                                     $179,886,791
(Cost $161,837,344)

Advertising 1.46%                                                                                           2,661,700
 43,000  Omnicom Group, Inc.                                                                                2,661,700

Banks -- United States 2.93%                                                                                5,353,363
 27,250  Bank of America Corp.                                                                              2,017,863
 50,000  State Street Corp.                                                                                 1,751,500
 40,000  TCF Financial Corp.                                                                                1,584,000

Beverages 3.43%                                                                                             6,261,230
 50,163  Anheuser-Busch Cos., Inc.                                                                          2,502,130
 60,000  Coca-Cola Co. (The)                                                                                2,424,000
 65,000  Pepsi Bottling Group, Inc. (The)                                                                   1,335,100

Broker Services 3.83%                                                                                       7,003,440
 34,100  Goldman Sachs Group, Inc. (The)                                                                    2,588,190
 55,000  Merrill Lynch & Co., Inc.                                                                          2,257,750
250,000  Schwab (Charles) Corp. (The)                                                                       2,157,500

Business Services -- Misc. 1.02%                                                                            1,868,400
 60,000  Paychex, Inc.                                                                                      1,868,400

Computers 17.10%                                                                                           31,230,434
 50,000  Affiliated Computer Services, Inc.*+                                                               2,385,000
270,000  BEA Systems, Inc.*+                                                                                2,891,700
264,500  Cisco Systems, Inc.*                                                                               3,978,080
 50,000  Dell Computer Corp.*                                                                               1,445,500
 30,000  Electronic Arts, Inc.*                                                                             1,778,100
390,000  EMC Corp.*                                                                                         3,545,100
150,000  Hewlett-Packard Co.                                                                                2,445,000
 35,000  International Business Machines Corp.                                                              2,971,500
312,200  Microsoft Corp.                                                                                    7,982,954
100,000  Oracle Corp.*                                                                                      1,188,000
 25,000  Yahoo! Inc.*                                                                                         619,500

Cosmetics & Personal Care 3.72%                                                                             6,790,300
 20,000  Avon Products, Inc.                                                                                1,163,400
 70,000  Colgate-Palmolive Co.                                                                              4,001,900
 50,000  Estee Lauder Cos., Inc. (The) (Class A)                                                            1,625,000

Diversified Operations 7.03%                                                                               12,841,729
 20,000  3M Co.                                                                                             2,520,800
350,456  General Electric Co.                                                                              10,320,929

Electronics 6.25%                                                                                          11,424,250
 70,000  Analog Devices, Inc.*+                                                                             2,318,400
100,000  Applied Materials, Inc.*                                                                           1,460,000
251,000  Flextronics International Ltd. (Singapore)*                                                        2,196,250
144,000  Intel Corp.                                                                                        2,649,600
 40,000  KLA-Tencor Corp.*+                                                                                 1,640,000
100,000  Teradyne, Inc.*                                                                                    1,160,000

Fiber Optics 0.88%                                                                                          1,615,000
500,000  JDS Uniphase Corp.*+                                                                               1,615,000

Finance 3.62%                                                                                               6,607,730
 15,000  BlackRock, Inc. *                                                                                    682,200
 90,000  Citigroup, Inc.                                                                                    3,532,500
 61,000  First Data Corp.+                                                                                  2,393,030

Household 0.83%                                                                                             1,524,000
 50,000  Newell Rubbermaid, Inc.                                                                            1,524,000

Insurance 2.04%                                                                                             3,727,820
 20,000  American International Group, Inc.                                                                 1,159,000
 58,000  RenaissanceRe Holdings Ltd. (Bermuda)                                                              2,568,820

Leisure 1.18%                                                                                               2,157,500
 25,000  International Game Technology*+                                                                    2,157,500

Manufacturing 0.76%                                                                                         1,379,600
 20,000  Danaher Corp.                                                                                      1,379,600

Media 5.44%                                                                                                 9,931,400
 80,000  Clear Channel Communications, Inc.*                                                                3,128,800
 35,000  Comcast Corp. (Class A)*                                                                           1,116,850
102,500  Comcast Corp. (Special Class A)*                                                                   3,081,150
 60,000  Viacom, Inc. (Class B)*                                                                            2,604,600

Medical 19.85%                                                                                             36,259,880
 40,000  Abbott Laboratories                                                                                1,625,200
 50,000  Amgen, Inc.*                                                                                       3,065,500
 55,000  Biovail Corp. (Canada)*                                                                            1,988,250
 35,000  Forest Laboratories, Inc.*+                                                                        1,810,200
 40,000  IDEC Pharmaceuticals Corp.*+                                                                       1,310,000
 90,017  Johnson & Johnson                                                                                  5,073,358
 84,776  Medtronic, Inc.                                                                                    4,047,206
 50,000  Merck & Co., Inc.                                                                                  2,909,000
 62,500  Mylan Laboratories, Inc.                                                                           1,766,875
 40,000  Novartis AG, American Depositary Receipt (ADR) (Switzerland)                                       1,579,200
306,561  Pfizer, Inc.                                                                                       9,426,751
 18,000  UnitedHealth Group, Inc.                                                                           1,658,340

Oil & Gas 6.28%                                                                                            11,461,600
 50,000  Anadarko Petroleum Corp.                                                                           2,220,000
 60,000  BJ Services Co.*                                                                                   2,190,600
105,000  ENSCO International, Inc.                                                                          2,667,000
 80,000  Exxon Mobil Corp.                                                                                  2,816,000
 40,000  Nabors Industries Ltd. (Bermuda)*+                                                                 1,568,000

Retail 8.04%                                                                                               14,681,415
 40,000  Best Buy Co., Inc.*                                                                                1,383,200
115,000  Home Depot, Inc. (The)                                                                             3,234,950
145,000  McDonald's Corp.                                                                                   2,479,500
105,000  Staples, Inc.*                                                                                     1,999,200
 65,000  Target Corp.                                                                                       2,173,600
 60,564  Wal-Mart Stores, Inc.                                                                              3,410,965

Steel 0.56%                                                                                                 1,021,250
 25,000  Nucor Corp.+                                                                                       1,021,250

Telecommunications 2.24%                                                                                    4,084,750
145,000  Nokia Oyj (ADR) (Finland)+                                                                         2,402,650
 45,000  Verizon Communications, Inc.                                                                       1,682,100

                                                                             INTEREST      PAR VALUE
ISSUER, DESCRIPTION, MATURITY DATE                                               RATE  (000s OMITTED)           VALUE
SHORT-TERM INVESTMENTS 15.97%                                                                             $29,158,411
(Cost $29,158,411)

Joint Repurchase Agreement 3.15%
Investment in a joint repurchase agreement transaction with
State Street Bank & Trust Co. -- Dated 04-30-03, due 05-01-03
(Secured by U.S. Treasury Inflation Indexed Bond 3.875% due
04-15-29, U.S. Treasury Inflation Indexed Notes 3.375%
due 01-15-07 and 3.000% due 07-15-12)                                            1.28%        $5,743        5,743,000

                                                                                              SHARES

Cash Equivalents 12.82%
AIM Cash Investment Trust**                                                               23,415,411       23,415,411

TOTAL INVESTMENTS 114.46%                                                                                $209,045,202

OTHER ASSETS AND LIABILITIES, NET (14.46%)                                                               ($26,403,815)

TOTAL NET ASSETS 100.00%                                                                                 $182,641,387


Notes to Schedule of Investments

 + All or a portion of this security is on loan on April 30, 2003.

 * Non-income-producing security.

** Represents investment of security lending collateral.

   Parenthetical disclosure of a foreign country in the security description represents country of a foreign issuer.

   The percentage shown for each investment category is the total value of that category as a percentage of the net assets of the Fund.

   See notes to
   financial statements.



ASSETS AND
LIABILITIES

April 30, 2003
(unaudited)

This Statement
of Assets and
Liabilities is the
Fund's balance
sheet. It shows
the value of
what the Fund
owns, is due
and owes. You'll
also find the
net asset value
and the maximum
offering price
per share.


ASSETS
Investments at value (cost $190,995,755), including
  $22,732,490 of securities loaned                               $209,045,202
Cash                                                                      794
Receivable for investments sold                                     2,216,264
Receivable for shares sold                                              1,627
Dividends and interest receivable                                      66,221
Other assets                                                           47,822

Total assets                                                      211,377,930

LIABILITIES
Payable for investments purchased                                   4,945,284
Payable for shares repurchased                                         67,540
Payable for securities on loan                                     23,415,411
Payable to affiliates                                                 230,220
Other payables and accrued expenses                                    78,088

Total liabilities                                                  28,736,543

NET ASSETS
Capital paid-in                                                   445,580,493
Accumulated net realized loss on investments                     (280,059,652)
Net unrealized appreciation of investments                         18,049,447
Accumulated net investment loss                                      (928,901)

Net assets                                                       $182,641,387

NET ASSET VALUE PER SHARE
Based on net asset values and shares outstanding
Class A ($132,973,836 [DIV] 16,129,553 shares)                          $8.24
Class B ($46,673,615 [DIV] 6,173,169 shares)                            $7.56
Class C ($2,993,936 [DIV] 396,200 shares)                               $7.56

MAXIMUM OFFERING PRICE PER SHARE
Class A 1 ($8.24 [DIV] 95%)                                             $8.67
Class C ($7.56 [DIV] 99%)                                               $7.64

1 On single retail sales of less than $50,000. On sales of $50,000 or more and on group sales the offering price is reduced.

  See notes to
  financial statements.


OPERATIONS

For the period ended
April 30, 2003
(unaudited) 1

This Statement
of Operations
summarizes the
Fund's investment
income earned
and expenses
incurred in
operating the
Fund. It also
shows net gains
(losses) for the
period stated.

INVESTMENT INCOME
Dividends (net of foreign withholding taxes of $6,604)               $960,494
Interest (including securities lending income of $17,552)              52,991

Total investment income                                             1,013,485

EXPENSES
Investment management fee                                             680,386
Class A distribution and service fee                                  197,387
Class B distribution and service fee                                  234,913
Class C distribution and service fee                                   14,311
Transfer agent fee                                                    649,092
Accounting and legal services fee                                      38,784
Printing                                                               23,677
Registration and filing fee                                            22,815
Custodian fee                                                          20,272
Auditing fee                                                           17,758
Trustees' fee                                                           6,194
Miscellaneous                                                           5,236
Interest expense                                                        1,833
Legal fee                                                               1,249

Total expenses                                                      1,913,907

Net investment loss                                                  (900,422)

REALIZED AND UNREALIZED GAIN (LOSS)
Net realized loss on investments                                   (5,077,877)
Change in net unrealized appreciation (depreciation)
  of investments                                                    7,772,943

Net realized and unrealized gain                                    2,695,066

Increase in net assets from operations                             $1,794,644

1 Semiannual period from 11-1-02 through 4-30-03.

  See notes to
  financial statements.



CHANGES IN
NET ASSETS

This Statement
of Changes in
Net Assets
shows how the
value of the
Fund's net assets
has changed
since the end of
the previous
period. The dif-
ference reflects
earnings less
expenses, any
investment gains
and losses, distri-
butions paid to
shareholders, if
any, and any
increase or
decrease in
money share-
holders invested
in the Fund.


INCREASE (DECREASE) IN NET ASSETS
From operations

                                                           YEAR        PERIOD
                                                          ENDED         ENDED
                                                       10-31-02       4-30-03 1

Net investment loss                                 ($3,115,869)    ($900,422)

Net realized loss                                   (53,440,499)   (5,077,877)
Change in net unrealized
  appreciation (depreciation)                          (984,611)    7,772,943
Increase (decrease) in net assets
  resulting from operations                         (57,540,979)    1,794,644
From Fund share transactions                        (48,397,414)  (13,086,407)

NET ASSETS
Beginning of period                                 299,871,543   193,933,150

End of period 2                                    $193,933,150  $182,641,387


1 Semiannual period from 11-1-02 through 4-30-03. Unaudited.

2 Includes accumulated net investment loss of $28,479 and $928,901, respectively.

  See notes to
  financial statements.



FINANCIAL
HIGHLIGHTS

CLASS A SHARES

The Financial Highlights show how the Fund's net asset value for a share has changed since the end of the previous period.

PERIOD ENDED                                          10-31-98    10-31-99    10-31-00    10-31-01    10-31-02     4-30-03 1
PER SHARE OPERATING PERFORMANCE
Net asset value,
  beginning of period                                   $24.37      $22.27      $25.04      $20.73      $10.38       $8.14
Net investment loss 2                                    (0.11)      (0.17)      (0.23)      (0.13)      (0.10)      (0.03)
Net realized and unrealized
  gain (loss) on investments                              2.17        5.65       (1.48)      (9.42)      (2.14)       0.13
Total from
  investment operations                                   2.06        5.48       (1.71)      (9.55)      (2.24)       0.10
Less distributions
From net realized gain                                   (4.16)      (2.71)      (2.60)      (0.80)         --          --
Net asset value,
  end of period                                         $22.27      $25.04      $20.73      $10.38       $8.14       $8.24
Total return 3 (%)                                        9.80       27.58       (8.15)     (47.77)     (21.58)       1.23 4

RATIOS AND SUPPLEMENTAL DATA
Net assets, end of period
  (in millions)                                           $382        $484        $421        $209        $140        $133
Ratio of expenses to
  average net assets (%)                                  1.40        1.35        1.36        1.59        1.75        1.92 5
Ratio of net investment
  loss to average
  net assets (%)                                         (0.50)      (0.70)      (0.97)      (0.99)      (0.96)      (0.80) 5
Portfolio turnover (%)                                     153 6       183         162         131         228          84

See notes to
financial statements.



FINANCIAL
HIGHLIGHTS

CLASS B SHARES

PERIOD ENDED                                          10-31-98    10-31-99    10-31-00    10-31-01    10-31-02     4-30-03 1
PER SHARE OPERATING PERFORMANCE
Net asset value,
  beginning of period                                   $23.70      $21.38      $23.74      $19.40       $9.62       $7.49
Net investment loss 2                                    (0.25)      (0.31)      (0.37)      (0.21)      (0.15)      (0.05)
Net realized and unrealized
  gain (loss) on investments                              2.09        5.38       (1.37)      (8.77)      (1.98)       0.12
Total from
  investment operations                                   1.84        5.07       (1.74)      (8.98)      (2.13)       0.07
Less distributions
From net realized gain                                   (4.16)      (2.71)      (2.60)      (0.80)         --          --
Net asset value,
  end of period                                         $21.38      $23.74      $19.40       $9.62       $7.49       $7.56
Total return 3 (%)                                        9.04       26.70       (8.79)     (48.12)     (22.14)       0.93 4

RATIOS AND SUPPLEMENTAL DATA
Net assets, end of period
  (in millions)                                           $217        $312        $239         $88         $51         $47
Ratio of expenses to
  average net assets (%)                                  2.08        2.02        2.05        2.24        2.45        2.62 5
Ratio of net investment
  loss to average
  net assets (%)                                         (1.16)      (1.37)      (1.66)      (1.65)      (1.66)      (1.50) 5
Portfolio turnover (%)                                     153 6       183         162         131         228          84



FINANCIAL
HIGHLIGHTS

CLASS C SHARES

PERIOD ENDED                                          10-31-98 7  10-31-99    10-31-00    10-31-01    10-31-02     4-30-03 1
PER SHARE OPERATING PERFORMANCE
Net asset value,
  beginning of period                                   $21.43      $21.37      $23.73      $19.39       $9.61       $7.49
Net investment loss 2                                    (0.10)      (0.31)      (0.37)      (0.20)      (0.15)      (0.06)
Net realized and unrealized
  gain (loss) on investments                              0.04        5.38       (1.37)      (8.78)      (1.97)       0.13
Total from
  investment operations                                  (0.06)       5.07       (1.74)      (8.98)      (2.12)       0.07
Less distributions
From net realized gain                                      --       (2.71)      (2.60)      (0.80)         --          --
Net asset value,
  end of period                                         $21.37      $23.73      $19.39       $9.61       $7.49       $7.56
Total return 3 (%)                                       (0.28) 4    26.72       (8.80)     (48.15)     (22.06)       0.93 4

RATIOS AND SUPPLEMENTAL DATA
Net assets, end of period
  (in millions)                                             $1          $1          $3          $4          $3          $3
Ratio of expenses to
  average net assets (%)                                  2.10 5      2.05        2.06        2.29        2.45        2.62 5
Ratio of net investment
  loss to average
  net assets (%)                                         (1.14) 5    (1.36)      (1.71)      (1.68)      (1.66)      (1.50) 5
Portfolio turnover (%)                                     153 6       183         162         131         228          84

1 Semiannual period from 11-1-02 through 4-30-03. Unaudited.

2 Based on the average of the shares outstanding.

3 Assumes dividend reinvestment and does not reflect the effect of sales charges.

4 Not annualized.

5 Annualized.

6 Excludes merger activity.

7 Class C shares began operations on 6-1-98.


See notes to
financial statements.



NOTES TO
STATEMENTS

Unaudited

NOTE A
Accounting policies

John Hancock Large Cap Growth Fund (the "Fund") is a diversified series of John Hancock Investment Trust III, an open-end management investment company registered under the Investment Company Act of 1940. The investment objective of the Fund is to seek long-term capital appreciation.

The Trustees have authorized the issuance of multiple classes of shares of the Fund, designated as Class A, Class B and Class C shares. The shares of each class represent an interest in the same portfolio of investments of the Fund and have equal rights as to voting, redemptions, dividends and liquidation, except that certain expenses, subject to the approval of the Trustees, may be applied differently to each class of shares in accordance with current regulations of the Securities and Exchange Commission and the Internal Revenue Service. Shareholders of a class that bears distribution and service expenses under terms of a distribution plan have exclusive voting rights to that distribution plan.

Significant accounting policies of the Fund are as follows:

Valuation of investments

Securities in the Fund's portfolio are valued on the basis of market quotations, valuations provided by independent pricing services or at fair value as determined in good faith in accordance with procedures approved by the Trustees. Short-term debt investments maturing within 60 days are valued at amortized cost, which approximates market value. Investments in AIM Cash Investment Trust are valued at their net asset value each business day.

Joint repurchase agreement

Pursuant to an exemptive order issued by the Securities and Exchange Commission, the Fund, along with other registered investment companies having a management contract with John Hancock Advisers, LLC (the "Adviser"), a wholly owned subsidiary of The Berkeley Financial Group, LLC, may participate in a joint repurchase agreement transaction. Aggregate cash balances are invested in one or more large repurchase agreements, whose underlying securities are obligations of the U.S. government and/or its agencies. The Fund's custodian bank receives delivery of the underlying securities for the joint account on the Fund's behalf. The Adviser is responsible for ensuring that the agreement is fully collateralized at all times.

Investment transactions

Investment transactions are recorded as of the date of purchase, sale or maturity. Net realized gains and losses on sales of investments are determined on the identified cost basis.

Class allocations

Income, common expenses and realized and unrealized gains (losses) are determined at the fund level and allocated daily to each class of shares based on the appropriate net assets of the respective classes. Distribu tion and service fees, if any, are calculated daily at the class level based on the appropriate net assets of each class and the specific expense rate(s) applicable to each class.

Expenses

The majority of the expenses are directly identifiable to an individual fund. Expenses that are not readily identifiable to a specific fund will be allocated in such a manner as deemed equitable, taking into consideration, among other things, the nature and type of expense and the relative sizes of the funds.

Bank borrowings

The Fund is permitted to have bank borrowings for temporary or emergency purposes, including the meeting of redemption requests that otherwise might require the untimely disposition of securities. The Fund has entered into a syndicated line of credit agreement with various banks. This agreement enables the Fund to participate with other funds managed by the Adviser in an unsecured line of credit with banks, which permits borrowings of up to $250 million, collectively. Interest is charged to each fund, based on its borrowing. In addition, a commitment fee is charged to each fund based on the average daily unused portion of the line of credit and is allocated among the participating funds. The Fund had no borrowing activity under the line of credit during the period ended April 30, 2003.

Securities lending

The Fund may lend securities to certain qualified brokers who pay the Fund negotiated lender fees. These fees are included in interest income. The loans are collateralized at all times with cash or securities with a market value at least equal to the market value of the securities on loan. As with other extensions of credit, the Fund may bear the risk of delay of the loaned securities in recovery or even loss of rights in the collateral, should the borrower of the securities fail financially. On April 30, 2003, the Fund loaned securities having a market value of $22,732,490 collateralized by cash in the amount of $23,415,411. The cash collateral was invested in a short-term instrument.

Federal income taxes

The Fund qualifies as a "regulated investment company" by complying with the applicable provisions of the Internal Revenue Code and will not be subject to federal income tax on taxable income that is distributed to shareholders. Therefore, no federal income tax provision is required. For federal income tax purposes, the Fund has $274,017,101 of a capital loss carryforward available, to the extent provided by regulations, to offset future net realized capital gains. To the extent that such carryforward is used by the Fund, no capital gain distributions will be made. The loss carryforward expires as follows: October 31, 2009 -- $218,821,116 and October 31, 2010 -- $55,195,985.

Dividends, interest and distributions

Dividend income on investment securities is recorded on the ex-dividend date or, in the case of some foreign securities, on the date thereafter when the Fund identifies the dividend. Interest income on investment securities is recorded on the accrual basis. Foreign income may be subject to foreign withholding taxes, which are accrued as applicable.

The Fund records distributions to shareholders from net investment income and net realized gains on the ex-dividend date. Distributions paid by the Fund with respect to each class of shares are calculated in the same manner, at the same time and are in the same amount, except for the effect of expenses that may be applied differently to each class.

Such distributions, on a tax basis, are determined in conformity with income tax regulations, which may differ from accounting principles generally accepted in the United States of America. Distributions in excess of tax basis earnings and profits, if any, are reported in the Fund's financial statements as a return of capital.

Use of estimates

The preparation of these financial statements, in accordance with accounting principles generally accepted in the United States of America, incorporates estimates made by management in determining the reported amount of assets, liabilities, revenues and expenses of the Fund. Actual results could differ from these estimates.

NOTE B
Management fee and transactions with affiliates and others

The Fund has an investment management contract with the Adviser. Under the investment management contract, the Fund pays a monthly management fee to the Adviser equivalent, on an annual basis, to the sum of: (a) 0.75% of the first $750,000,000 of the Fund's average daily net asset value and (b) 0.70% of the Fund's average daily net asset value in excess of $750,000,000.

The Fund has Distribution Plans with John Hancock Funds, LLC ("JH Funds"), a wholly owned subsidiary of the Adviser. The Fund has adopted Distribution Plans with respect to Class A, Class B and Class C pursuant to Rule 12b-1 under the Investment Company Act of 1940 to reimburse JH Funds for the services it provides as distributor of shares of the Fund. Accord ingly, the Fund makes monthly payments to JH Funds at an annual rate not to exceed 0.30% of Class A average daily net assets and 1.00% of Class B and Class C average daily net assets. A maximum of 0.25% of such payments may be service fees as defined by the Con duct Rules of the National Association of Securities Dealers. Under the Conduct Rules, curtailment of a portion of the Fund's 12b-1 pay ments could occur under certain circumstances.

Class A and Class C shares are assessed up-front sales charges. During the period ended April 30, 2003, JH Funds received net up-front sales charges of $62,616 with regard to sales of Class A shares. Of this amount, $8,519 was retained and used for printing prospectuses, advertising, sales literature and other purposes, $30,263 was paid as sales commissions to unrelated broker-dealers and $23,834 was paid as sales commissions to sales personnel of Signator Investors, Inc. ("Signator Investors"), a related broker-dealer. The Adviser's indirect parent, John Hancock Life Insurance Company ("JHLICo"), is the indirect sole shareholder of Signator Investors. During the period ended April 30, 2003, JH Funds received net up-front sales charges of $3,059 with regard to sales of Class C shares. Of this amount, $2,450 was paid as sales commissions to unrelated broker-dealers and $609 was paid as sales commissions to sales personnel of Signator Investors.

Class B shares that are redeemed within six years of purchase are subject to a contingent deferred sales charge ("CDSC") at declining rates, beginning at 5.00% of the lesser of the current market value at the time of redemption or the original purchase cost of the shares being redeemed. Class C shares that are redeemed within one year of purchase are subject to a CDSC at a rate of 1.00% of the lesser of the current market value at the time of redemption or the original purchase cost of the shares being redeemed. Proceeds from the CDSCs are paid to JH Funds and are used in whole or in part to defray its expenses for providing distribution related services to the Fund in connection with the sale of Class B and Class C shares. During the period ended April 30, 2003, CDSCs received by JH Funds amounted to $57,521 for Class B shares and $322 for Class C shares.

The Fund has a transfer agent agreement with John Hancock Signature Services, Inc., an indirect subsidiary of JHLICo. The Fund pays a monthly transfer agent fee at an annual rate of 0.05% of the average daily net asset value, plus a fee based on the number of shareholder accounts and reimbursement for certain out-of-pocket expenses.

The Fund has an agreement with the Adviser to perform necessary tax, accounting and legal services for the Fund. The compensation for the period was at an annual rate of approximately 0.04% of the average net assets of the Fund.

Ms. Maureen R. Ford and Mr. John M. DeCiccio are directors and/or officers of the Adviser and/or its affiliates, as well as Trustees of the Fund. The compensation of unaffiliated Trustees is borne by the Fund. The unaffiliated Trustees may elect to defer for tax purposes their receipt of this compensation under the John Hancock Group of Funds Deferred Compensation Plan. The Fund makes investments into other John Hancock funds, as applicable, to cover its liability for the deferred compensation. Investments to cover the Fund's deferred compensation liability are recorded on the Fund's books as an other asset. The deferred compensation liability and the related other asset are always equal and are marked to market on a periodic basis to reflect any income earned by the investments as well as any unrealized gains or losses. The Deferred Compensation Plan investments had no impact on the operations of the Fund.

NOTE C
Fund share transactions

This listing illustrates the number of Fund shares sold and repurchased during the last two periods, along with the corresponding dollar value. The Fund has an unlimited number of shares authorized with no par value.


                           YEAR ENDED 10-31-02             PERIOD ENDED 4-30-03 1
                       SHARES           AMOUNT          SHARES           AMOUNT
CLASS A SHARES
Sold                1,947,091      $19,544,311         673,693       $5,405,056
Repurchased        (4,847,316)     (47,395,047)     (1,764,446)     (14,105,215)
Net decrease       (2,900,225)    ($27,850,736)     (1,090,753)     ($8,700,159)

CLASS B SHARES
Sold                1,608,344      $15,305,021         619,870       $4,550,557
Repurchased        (3,934,461)     (36,201,222)     (1,228,289)      (9,002,535)
Net decrease       (2,326,117)    ($20,896,201)       (608,419)     ($4,451,978)

CLASS C SHARES
Sold                  151,406       $1,482,455          63,148         $467,894
Repurchased          (128,882)      (1,132,932)        (54,962)        (402,164)
Net increase           22,524         $349,523           8,186          $65,730

NET DECREASE       (5,203,818)    ($48,397,414)     (1,690,986)    ($13,086,407)

1 Semiannual period from 11-1-02 through 4-30-03. Unaudited.

NOTE D
Investment transactions

Purchases and proceeds from sales or maturities of securities, other than short-term securities and obligations of the U.S. government, during the period ended April 30, 2003, aggregated $151,388,214 and $157,113,125, respectively.

The cost of investments owned on April 30, 2003, including short-term investments, for federal income tax purposes was $191,960,428. Gross unrealized appreciation and depreciation of investments aggregated $20,274,114 and $3,189,340, respectively, resulting in net unrealized appreciation of $17,084,774. The difference between book basis and tax basis net unrealized appreciation of investments is attributable primarily to the tax deferral of losses on wash sales.



OUR FAMILY
OF FUNDS

-------------------------------------------------------
Equity              Balanced Fund
                    Classic Value Fund
                    Core Equity Fund
                    Focused Equity Fund
                    Growth Trends Fund
                    Large Cap Equity Fund
                    Large Cap Growth Fund
                    Large Cap Spectrum Fund
                    Mid Cap Growth Fund
                    Multi Cap Growth Fund
                    Small Cap Equity Fund
                    Small Cap Growth Fund
                    Sovereign Investors Fund
                    U.S. Global Leaders Growth Fund

-------------------------------------------------------
Sector              Biotechnology Fund
                    Financial Industries Fund
                    Health Sciences Fund
                    Real Estate Fund
                    Regional Bank Fund
                    Technology Fund

-------------------------------------------------------
Income              Bond Fund
                    Government Income Fund
                    High Income Fund
                    High Yield Bond Fund
                    Investment Grade Bond Fund
                    Strategic Income Fund

-------------------------------------------------------
International       International Fund
                    Pacific Basin Equities Fund

-------------------------------------------------------
Tax-Free Income     California Tax-Free Income Fund
                    High Yield Municipal Bond Fund
                    Massachusetts Tax-Free Income Fund
                    New York Tax-Free Income Fund
                    Tax-Free Bond Fund

-------------------------------------------------------
Money Market        Money Market Fund
                    U.S. Government Cash Reserve

For more complete information on any John Hancock Fund and a prospectus, which includes charges and expenses, call your financial professional, or John Hancock Funds at 1-800-225-5291. Please read the prospectus carefully before investing or sending money.



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FOR YOUR
INFORMATION

TRUSTEES

Dennis S. Aronowitz
Richard P. Chapman, Jr.
William J. Cosgrove
John M. DeCiccio
Richard A. Farrell
Maureen R. Ford
William F. Glavin*
Dr. John A. Moore*
Patti McGill Peterson*
John W. Pratt
*Members of the Audit Committee

OFFICERS

Maureen R. Ford
Chairman, President
and Chief Executive Officer

William L. Braman
Executive Vice President
and Chief Investment Officer

Richard A. Brown
Senior Vice President
and Chief Financial Officer

Susan S. Newton
Senior Vice President and Secretary

William H. King
Vice President and Treasurer

Thomas H. Connors
Vice President and Compliance Officer

INVESTMENT ADVISER
John Hancock Advisers, LLC
101 Huntington Avenue
Boston, Massachusetts 02199-7603

PRINCIPAL DISTRIBUTOR
John Hancock Funds, LLC
101 Huntington Avenue
Boston, Massachusetts 02199-7603

CUSTODIAN
The Bank of New York
One Wall Street
New York, New York 10286

TRANSFER AGENT
John Hancock Signature Services, Inc.
1 John Hancock Way, Suite 1000
Boston, Massachusetts 02217-1000

LEGAL COUNSEL
Hale and Dorr LLP
60 State Street
Boston, Massachusetts 02109-1803


HOW TO
CONTACT US

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This report is for the information of
the shareholders of the John Hancock
Large Cap Growth Fund.

200SA   4/03
        6/03






John Hancock
Mid Cap
Growth
Fund

SEMI
ANNUAL
REPORT

4.30.03

Sign up for electronic delivery at
www.jhancock.com/funds/edelivery

[A 2" x 1" John Hancock (Signature)/John Hancock Funds logo in lower, center middle of page. A tag line below reads "JOHN HANCOCK FUNDS."]



[A photo of Maureen R. Ford, Chairman and Chief Executive Officer, flush left next to first paragraph.]

WELCOME

Table of contents

Your fund at a glance
page 1

Managers' report
page 2

A look at performance
page 6

Growth of $10,000
page 7

Fund's investments
page 8

Financial statements
page 11

For your information
page 25

Dear Fellow Shareholders,

After a strong start to 2003, the stock market succumbed to the pressures of a weak economy, rising oil prices, concerns about corporate earnings and uncertainties about the war in Iraq. The tide turned in April, when the war ended and first-quarter corporate earnings came in better than expected. As a result, the major indexes all gained some ground year to date through April 30, 2003, with the Dow Jones Industrial Average returning 2.50%, the Standard & Poor's 500 Index returning 4.82% and the tech-heavy Nasdaq Composite Index up 9.64%. Bonds, which have outperformed stocks for the last three years, continued their upward trend this year, as investors still sought their relative safety.

After the jarring stock market losses of the last three years, it's a relief for investors to be reminded that the market is indeed cyclical, and does eventually move up -- not just down. But while the stock market has been clawing its way back, the ride has been extremely volatile. Uncertainty still abounds about the strength of the economy, geopolitical issues, corporate governance problems, rising unemployment and the sustainability of corporate earnings growth. And despite rallies late last year and in April, many investors are still so bruised and skeptical that they have remained on the sidelines. Even though the statistics suggest we might be emerging from this long, difficult bear market, we're not quite ready to call it history.

While no one can predict when this bear market cycle will turn, investors can take charge of how they maneuver through such uncertain times. First, take a look at how your portfolio is allocated among stocks, bonds and cash to make sure it's in the proper balance. Work with your investment professional, who knows your long-term goals and can help keep you on the right track, rather than being lured by today's stars, which could wind up tomorrow's laggards. And as always, keep a long-term investment horizon. We believe this offers the best way for you to survive the tough times and reach your investment objectives.

Sincerely,

/S/ MAUREEN R. FORD

Maureen R. Ford,
Chairman and Chief Executive Officer

This commentary reflects the chairman's views as of April 30, 2003. They are subject to change at any time.



YOUR FUND
AT A GLANCE

The Fund seeks
long-term capital
appreciation by
investing primar-
ily in stocks of
medium capital
ization companies
(in the capitaliza-
tion range of the
Russell Midcap
Growth Index)
with above-
average earnings
growth.

Over the last six months

* The stock market rallied as the war with Iraq ended and earnings reports came in better than expected.

* The Fund's emphasis was on quality companies.

* The Fund's tilt toward economically sensitive areas, including technology and industrials, helped performance.

[Bar chart with heading "John Hancock Mid Cap Growth Fund." Under the heading is a note that reads "Fund performance for the six months ended April 30, 2003." The chart is scaled in increments of 1% with 0% at the bottom and 5% at the top. The first bar represents the 4.17% total return for Class A. The second bar represents the 3.85% total return for Class B. The third bar represents the 3.67% total return for Class C. The fourth bar represents the 4.45% total return for Class I. A note below the chart reads "Total returns for the Fund are at net asset value with all distributions reinvested."]

Top 10 holdings

 3.8%   Affiliated Computer Services, Inc.
 3.6%   BEA Systems, Inc.
 3.2%   Caremark Rx, Inc.
 2.9%   Performance Food Group Co.
 2.6%   Gilead Sciences, Inc.
 2.4%   Danaher Corp.
 2.4%   Pactiv Corp.
 2.3%   BJ Services Co.
 2.3%   MedImmune, Inc.
 2.3%   Electronic Arts, Inc.

As a percentage of net assets on April 30, 2003.



BY PAUL J. BERLINGUET, THOMAS P. NORTON, CFA, AND ROBERT J. UEK, CFA, PORTFOLIO MANAGERS

John Hancock
Mid Cap Growth Fund

MANAGERS'
REPORT

Stocks finally rewarded patient investors. The Standard & Poor's 500 Index returned 4.47% for the six months ended April 30, 2003, but its gains did not come easily. Stocks rallied late last year, then fizzled in the new year amid worrisome headline news that included war with Iraq, the SARS virus and the weak economy. Strong sector rotations resulted, as investors reacted to the changing environment. Fortunately, the war came to a swift end, first-quarter earnings were better than expected and consumer confidence rose, boosting stock returns in April. The Russell Midcap Growth Index returned 8.19% for the six-month period, benefiting in part from lower headline risk than large-cap names.

"Stocks finally rewarded
 patient investors."

PERFORMANCE REVIEW

The Fund remained broadly diversified across industries, focusing on quality companies that would benefit from an economic recovery. We followed our disciplined buying and selling process, setting price targets for each investment that helped us lock in profits and minimize losses in a volatile market. John Hancock Mid Cap Growth Fund's Class A, Class B, Class C and Class I shares posted total returns of 4.17%, 3.85%, 3.67% and 4.45%, respectively, at net asset value for the six months ended April 30, 2003. By comparison, the average mid-cap growth fund returned 4.04%, according to Lipper, Inc.1 Keep in mind that your net asset value return will be different from the Fund's if you were not invested in the Fund for the entire period and did not reinvest all distributions. Long-term performance information can be found on pages six and seven.

[Photos of Paul Berlinguet, Thomas Norton and Robert Uek flush right next to first paragraph.]

TECHNOLOGY CONCENTRATION

Technology, which enjoyed a nice comeback from depressed levels, was the Fund's largest sector. At certain points, our buy and sell discipline caused our stake to fall slightly below that of our benchmark, the Russell Midcap Growth Index. This hindered the Fund when tech stocks were climbing. On the positive side, our tech stocks were among the Fund's best performers. We focused on software companies, some of which posted especially strong gains as sales and earnings came in better than expected.

Both Mercury Interactive, which sells testing and monitoring software, and BEA Systems, which develops systems software for application servers, posted robust returns for the portfolio. We sold Mercury, as it reached what we thought was full valuation. The Fund also benefited from owning Electronic Arts, which provides video game programming, and Precise Software Solutions, which was bought out during the period by Veritas Software. Disappointments included RF Micro Devices, a company that makes semiconductors for cell phones, and Tellabs, which supplies switches for routing telecommunications in metropolitan areas. Both stocks sank amid weak demand, causing us to sell. We held on, however, to our large stake in Affiliated Computer Services, which is a leader in the growing field of business processing outsourcing. It declined as competitors' disappointments hurt the group.

"...our tech stocks
 were among the Fund's
 best performers."

GAINS IN INDUSTRIALS AND FINANCIALS

Our industrial and financial stock selection, which focused on more economically sensitive companies, gave a nice boost to returns. Danaher, which manufactures Craftsman tools as well as processing and environmental controls for factories, benefited from strong execution and steady demand. In the finance sector, we owned a mix of banks, brokers and property and casualty insurers. Legg Mason, a broker, did especially well as business stabilized, while insurer RenaissanceRe benefited from improved industry pricing. Our energy stocks also did well. We focused on oil services companies, which we expect to benefit from increased drilling activity.

[Table at top left-hand side of page entitled "Top five industry groups." The first listing is Medical 21%, the second is Computers 16%, the third Retail 10%, the fourth Oil & gas 8%, and the fifth Media 6%.]

[Pie chart at middle of page with heading "Portfolio diversification As a percentage of net assets on 4-30-03." The chart is divided into two sections (from top to left): Common stocks 94% and Short-term investments & other 6%.]

HEALTH CARE AND CONSUMER

Our health-care stocks lagged the benchmark. We emphasized biotechnology and pharmaceuticals and largely avoided medical services and technology companies. Disappointments included King Pharmaceuticals, which tumbled amid missed earnings and a pricing investigation. We added to our stake, believing investors had overreacted. However, we sold Charles River Laboratories International, a medical research company that suffered due to slowing demand for its products and services. Some of these losses were offset by strong gains at Gilead Sciences, a biotech company specializing in HIV drugs, and MedImmune, a biotech company that recently launched an aerosol flu vaccine. Caremark Rx, a pharmaceutical benefits management company, also did well as demand remained strong.

[Table at top of page entitled "SCORECARD." The header for the left column is "INVESTMENT" and the header for the right column is "PERIOD'S PERFORMANCE...AND WHAT'S BEHIND THE NUMBERS." The first listing is Mercury Interactive followed by an up arrow with the phrase "Better-than-expected sales, rally in tech stocks." The second listing is Electronic Arts followed by an up arrow with the phrase "Strong balance sheet, good management, reasonable valuation." The third listing is RF Micro Devices followed by a down arrow with the phrase "Weaker-than-expected demand and pricing."]

In aggregate, consumer stocks were disappointing. We focused on specialty retailers and media, downplaying leisure. Unfortunately, a couple of our investments missed earnings, resulting in sharp declines. Among them were Monster Worldwide, which does on-line recruiting, and Office Depot. We cut our losses and eliminated both from the portfolio. We maintained a large stake in Performance Food Group, however, as a competitor's problems hurt the group. Select retailers -- including Coach, a leather goods company with good profit margins, and Staples, the office supply store -- rallied nicely. We trimmed our stake in Coach when it reached our price target and added Williams-Sonoma, an upscale home goods retailer with a lower valuation.

"We believe the outlook for
 the market in general and
 mid-cap stocks in particular
 is favorable."

IMPROVING OUTLOOK

We believe the outlook for the market in general and mid-cap stocks in particular is favorable. We believe the economy will slowly and steadily improve through 2003 and 2004. As conditions stabilize, we think companies will be more apt to increase capital spending. This is key, given that weak capital spending has contributed heavily to the sluggish economy.

This commentary reflects the views of the portfolio managers through the end of the Fund's period discussed in this report. The managers' statements reflect their own opinions. As such, they are in no way guarantees of future events, and are not intended to be used as investment advice or a recommendation regarding any specific security. They are also subject to change at any time as market and other conditions warrant.

1 Figures from Lipper, Inc. include reinvested dividends and do not take into account sales charges. Actual load-adjusted performance is lower.



A LOOK AT
PERFORMANCE

For the period ended
April 30, 2003

The index used for
comparison is the
Standard & Poor's 500
Index, Index 1, an
unmanaged index that
includes 500 widely
traded common stocks.
Also shown on page 7
is the Russell Midcap
Growth Index, Index 2,
an unmanaged index
that contains those
stocks from the Russell
Midcap Index with a
greater-than-average
growth orientation.

It is not possible to
invest in an index.

                   Class A      Class B       Class C    Class I 1   Index 1
Inception date     11-1-93      11-1-93        6-1-98     3-1-02         --

Average annual returns with maximum sales charge (POP)
One year           -21.08%      -21.65%       -19.21%    -16.36%     -13.30%
Five years          -8.41%       -8.43%           --         --       -2.42%
Since inception      1.56%        1.40%        -7.16%    -14.49%         --

Cumulative total returns with maximum sales charge (POP)
Six months          -1.03%       -1.15%         1.65%      4.45%       4.47%
One year           -21.08%      -21.65%       -19.21%    -16.36%     -13.30%
Five years         -35.55%      -35.62%           --         --      -11.54%
Since inception     15.87%       14.14%       -30.56%    -16.67%          --

Performance figures assume all distributions are reinvested. Returns with maximum sales charge reflect a sales charge on Class A shares of 5% and Class C shares of 1%, and the applicable contingent deferred sales charge (CDSC) on Class B and Class C shares. The Class B shares' CDSC declines annually between years 1-6 according to the following schedule: 5, 4, 3, 3, 2, 1%. No sales charge will be assessed after the sixth year. Class C shares held for less than one year are subject to a 1% CDSC. Sales charge is not applicable for Class I shares. The return and principal value of an investment in the Fund will fluctuate, so that shares, when redeemed, may be worth more or less than the original cost. Index figures do not reflect sales charges and would be lower if they did.

The returns reflect past results and should not be considered indicative of future performance. The performance table above and the chart on the next page do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

1 For certain types of investors as described in the Fund's prospectus for Class I shares.



GROWTH OF
$10,000

This chart shows what happened to a hypothetical $10,000 investment in Class A shares for the period indicated. For comparison, we've shown the same investment in the two indexes described on page 6.

Line chart with the heading "GROWTH OF $10,000." Within the chart are four lines. The first line represents Index 1 and is equal to $23,317 as of April 30, 2003. The second line represents Index 2 and is equal to $18,675 as of April 30, 2003. The third line represents the value of the hypothetical $10,000 investment made in the John Hancock Mid Cap Growth Fund, before sales charge, and is equal to $12,200 as of April 30, 2003. The fourth line represents the value of the same hypothetical investment made in the John Hancock Mid Cap Growth Fund, after sales charge, and is equal to $11,587 as of April 30, 2003.

                                    Class B 1    Class C 1    Class I 2
Period beginning                    11-1-93       6-1-98       3-1-02
Without sales charge                $11,414       $7,013       $9,333
With maximum sales charge                --       $6,943           --
Index 1                             $23,317       $9,000       $8,451
Index 2                             $18,675       $8,955       $8,494

Assuming all distributions were reinvested for the period indicated, the table above shows the value of a $10,000 investment in the Fund's Class B, Class C and Class I shares, respectively, as of April 30, 2003. Performance of the classes will vary based on the difference in sales charges paid by shareholders investing in the different classes and the fee structure of those classes.

1 No contingent deferred sales charge applicable.

2 For certain types of investors as described in the Fund's prospectus for Class I shares.



FINANCIAL STATEMENTS

FUND'S
INVESTMENTS

Securities owned
by the Fund on
April 30, 2003
(unaudited)

This schedule is divided into two main categories: common stocks and short-term investments. Common stocks are further broken down by industry group. Short-term investments, which represent the Fund's cash position, are listed last.

SHARES   ISSUER                                                                                                 VALUE
COMMON STOCKS 93.73%                                                                                     $124,101,407
(Cost $112,765,596)

Advertising 2.19%                                                                                           2,897,849
 46,815  Omnicom Group, Inc.                                                                                2,897,849

Beverages 1.41%                                                                                             1,871,040
 96,000  Coca-Cola Enterprises, Inc.                                                                        1,871,040

Business Services -- Misc. 4.35%                                                                            5,762,152
 43,597  ChoicePoint, Inc.*                                                                                 1,538,102
 54,200  Corporate Executive Board Co. (The)*+                                                              2,221,658
 60,900  Manpower, Inc.                                                                                     2,002,392

Computers 16.39%                                                                                           21,706,425
105,933  Affiliated Computer Services, Inc.*+                                                               5,053,004
 97,500  Alliance Data Systems Corp.*                                                                       2,047,500
443,600  BEA Systems, Inc.*                                                                                 4,750,956
 51,100  Electronic Arts, Inc.*+                                                                            3,028,697
 66,600  Intuit, Inc.*                                                                                      2,582,748
136,000  McDATA Corp. (Class B)*+                                                                           1,430,720
 64,000  Symantec Corp.*                                                                                    2,812,800

Containers 2.40%                                                                                            3,170,340
154,500  Pactiv Corp.*                                                                                      3,170,340

Cosmetics & Personal Care 0.52%                                                                               682,500
 21,000  Estee Lauder Cos., Inc. (The) (Class A)                                                              682,500

Electronics 4.16%                                                                                           5,508,685
139,900  Flextronics International Ltd.* (Singapore)                                                        1,224,125
 88,800  Jabil Circuit, Inc.*+                                                                              1,660,560
 64,000  KLA-Tencor Corp.*+                                                                                 2,624,000

Finance 5.33%                                                                                               7,050,450
 60,098  Eaton Vance Corp.                                                                                  1,790,920
 38,785  Legg Mason, Inc.                                                                                   2,106,025
 33,500  State Street Corp.                                                                                 1,173,505
 50,000  TCF Financial Corp.                                                                                1,980,000

Insurance 1.72%                                                                                             2,269,863
 51,250  RenaissanceRe Holdings Ltd. (Bermuda)                                                              2,269,863

Leisure 1.11%                                                                                               1,467,100
 17,000  International Game Technology*                                                                     1,467,100

Manufacturing 2.40%                                                                                         3,181,013
 46,115  Danaher Corp.                                                                                      3,181,013

Media 5.81%                                                                                                 7,696,840
 60,000  Cablevision Systems New York Group (Class A)*+                                                     1,345,200
 41,000  Entercom Communications Corp.*+                                                                    1,992,190
136,500  Radio One, Inc. (Class D)*+                                                                        2,088,450
 75,000  Univision Communications, Inc. (Class A)*+                                                         2,271,000

Medical 20.72%                                                                                             27,439,426
 32,000  Aetna, Inc.                                                                                        1,593,600
 24,000  Barr Laboratories, Inc.*                                                                           1,334,400
 35,000  Biogen, Inc.*+                                                                                     1,329,650
 68,800  Biomet, Inc.                                                                                       2,095,648
 32,000  Biovail Corp.* (Canada)                                                                            1,156,800
214,500  Caremark Rx, Inc.*                                                                                 4,270,695
 39,500  Cephalon, Inc. *+                                                                                  1,613,180
 12,700  Forest Laboratories, Inc.*                                                                           656,844
 75,000  Gilead Sciences, Inc.*+                                                                            3,460,500
 75,000  IDEC Pharmaceuticals Corp.*                                                                        2,456,250
 60,000  King Pharmaceuticals, Inc.*                                                                          756,600
 86,100  MedImmune, Inc.*                                                                                   3,036,747
 31,200  Stryker Corp.+                                                                                     2,090,712
 34,000  Teva Pharmaceutical Industries Ltd.
           American Depositary Receipts (Israel)                                                            1,587,800

Metal 2.26%                                                                                                 2,993,705
564,850  Crown Holdings Inc.*                                                                               2,993,705

Oil & Gas 7.82%                                                                                            10,351,855
 83,500  BJ Services Co.*+                                                                                  3,048,585
 39,000  Nabors Industries Ltd.* (Bermuda)+                                                                 1,528,800
 48,450  Patterson-UTI Energy, Inc.*                                                                        1,603,210
138,000  Pride International, Inc.*                                                                         2,141,760
 99,000  Rowan Cos., Inc.*                                                                                  2,029,500

Retail 9.51%                                                                                               12,596,229
 33,700  Bed Bath & Beyond, Inc.*                                                                           1,331,487
 48,700  Best Buy Co., Inc.*                                                                                1,684,046
 55,200  Fastenal Co.+                                                                                      1,909,368
108,600  Performance Food Group Co.*+                                                                       3,809,688
 90,000  Staples, Inc.*                                                                                     1,713,600
 83,000  Williams-Sonoma, Inc.*                                                                             2,148,040

Steel 1.48%                                                                                                 1,960,800
 48,000  Nucor Corp.                                                                                        1,960,800

Telecommunications 1.37%                                                                                    1,806,993
 83,000  UTStarcom, Inc.*+                                                                                  1,806,993

Textile 1.12%                                                                                               1,488,042
 34,200  Coach, Inc.*                                                                                       1,488,042

Transportation 1.66%                                                                                        2,200,100
 70,000  JetBlue Airways Corp.*+                                                                            2,200,100

                                                                             INTEREST       PAR VALUE
ISSUER, DESCRIPTION, MATURITY DATE                                               RATE   (000s OMITTED)          VALUE
SHORT-TERM INVESTMENTS 37.78%                                                                             $50,027,506
(Cost $50,027,506)

Joint Repurchase Agreement 7.24%
Investment in a joint repurchase agreement
transaction with State Street Bank & Trust
Co. -- Dated 04-30-03, due 05-01-03 (Secured by
U.S. Treasury Inflation Indexed Bond 3.875%
due 04-15-29, U.S. Treasury Inflation Indexed
Notes 3.375% due 01-15-07 and 3.000%
due 07-15-12)                                                                 1.280%         $9,592         9,592,000

                                                                                             SHARES
Cash Equivalents 30.54%
AIM Cash Investment Trust **                                                             40,435,506        40,435,506

TOTAL INVESTMENTS 131.51%                                                                                $174,128,913

OTHER ASSETS AND LIABILITIES, NET (31.51%)                                                               ($41,719,186)

TOTAL NET ASSETS 100.00%                                                                                 $132,409,727

 * Non-income-producing security.

** Represents investment of security lending collateral.

 + All or a portion of this security is on loan as of April 30, 2003.

   Parenthetical disclosure of a foreign country in the security description represents country of a foreign issuer.

   The percentage shown for each investment category is the total value of that category as a percentage of the net assets of the Fund.


See notes to
financial statements.



FINANCIAL STATEMENTS

ASSETS AND
LIABILITIES

April 30, 2003
(unaudited)

This Statement
of Assets and
Liabilities is the
Fund's balance
sheet. It shows
the value of
what the Fund
owns, is due
and owes. You'll
also find the net
asset value and
the maximum
offering price
per share.

ASSETS
Investments at value (cost $162,793,102)
  including $39,642,653 of securities loaned                     $174,128,913
Cash                                                                        2
Receivable for investments sold                                     1,686,089
Receivable for shares sold                                              1,956
Dividends and interest receivable                                      31,165
Other assets                                                           31,443

Total assets                                                      175,879,568

LIABILITIES
Payable for investments purchased                                   2,757,373
Payable for shares repurchased                                         53,341
Payable for securities on loan                                     40,435,506
Payable to affiliates                                                 122,014
Other payables and accrued expenses                                   101,607

Total liabilities                                                  43,469,841

NET ASSETS
Capital paid-in                                                   251,699,914
Accumulated net realized loss on investments                     (129,346,627)
Net unrealized appreciation of investments                         11,335,811
Accumulated net investment loss                                    (1,279,371)

Net assets                                                       $132,409,727

NET ASSET VALUE PER SHARE
Based on net asset values and shares outstanding
Class A ($85,829,191 [DIV] 12,739,154 shares)                           $6.74
Class B ($41,285,553 [DIV] 6,651,047 shares)                            $6.21
Class C ($2,586,784 [DIV] 416,615 shares)                               $6.21
Class I ($2,708,199 [DIV] 398,413 shares)                               $6.80

MAXIMUM OFFERING PRICE PER SHARE
Class A 1 ($6.74 [DIV] 95%)                                             $7.09
Class C ($6.21 [DIV] 99%)                                               $6.27

1 On single retail sales of less than $50,000. On sales of $50,000 or more and on group sales the offering price is reduced.

See notes to
financial statements.



OPERATIONS

For the period ended
April 30, 2003
(unaudited) 1

This Statement
of Operations
summarizes the
Fund's investment
income earned
and expenses
incurred in operat-
ing the Fund.
It also shows net
gains (losses) for
the period stated.

INVESTMENT INCOME
Dividends (net of foreign withholding taxes of $776)                 $172,265
Interest                                                               34,804
Securities lending                                                     28,349

Total investment income                                               235,418

EXPENSES
Investment management fee                                             521,238
Class A distribution and service fee                                  123,917
Class B distribution and service fee                                  206,768
Class C distribution and service fee                                   12,501
Class A, B and C transfer agent fee                                   486,183
Class I transfer agent fee                                              5,893
Registration and filing fee                                            43,509
Accounting and legal services fee                                      27,831
Printing                                                               18,902
Auditing fee                                                           17,474
Custodian fee                                                          16,445
Trustees' fee                                                           5,084
Miscellaneous                                                           4,962
Interest expense                                                        2,359
Legal fee                                                               1,049

Total expenses                                                      1,494,115

Net investment loss                                                (1,258,697)

REALIZED AND UNREALIZED GAIN (LOSS)

Net realized loss on investments                                   (2,127,872)
Change in net unrealized appreciation (depreciation)
  of investments                                                    8,233,527

Net realized and unrealized gain                                    6,105,655

Increase in net assets from operations                             $4,846,958

1 Semiannual period from 11-1-02 through 4-30-03.

See notes to
financial statements.



CHANGES IN
NET ASSETS

This Statement
of Changes in
Net Assets
shows how the
value of the
Fund's net assets
has changed
since the end of
the previous
period. The dif-
ference reflects
earnings less
expenses, any
investment gains
and losses,
distributions, if
any, paid to
shareholders and
any increase or
decrease in
money share-
holders invested
in the Fund.
                                                          YEAR        PERIOD
                                                         ENDED         ENDED
                                                      10-31-02       4-30-03 1

INCREASE (DECREASE) IN NET ASSETS
From operations

Net investment loss                                ($3,202,072)  ($1,258,697)

Net realized loss                                  (24,492,579)   (2,127,872)
Change in net unrealized
  appreciation (depreciation)                          791,079     8,233,527
Increase (decrease) in net assets
  resulting from operations                        (26,903,572)    4,846,958
From Fund share transactions                        25,804,343    (9,000,108)

NET ASSETS
Beginning of period                                189,270,792   136,562,877

End of period 2                                   $136,562,877  $132,409,727

1 Semiannual period from 11-1-02 through 4-30-03. Unaudited.

2 Includes accumulated net investment loss of $20,674 and $1,279,371, respectively.

See notes to
financial statements.



FINANCIAL
HIGHLIGHTS

CLASS A SHARES

The Financial Highlights show how the Fund's net asset value for a share has changed since the end of the previous period.

PERIOD ENDED                            10-31-98    10-31-99    10-31-00    10-31-01    10-31-02     4-30-03 1
PER SHARE OPERATING PERFORMANCE
Net asset value,
  beginning of period                     $11.40       $9.11      $12.85      $16.03       $7.66       $6.47
Net investment loss 2                      (0.09)      (0.12)      (0.17)      (0.12)      (0.11)      (0.05)
Net realized and unrealized
  gain (loss) on investments               (0.89)       3.86        4.23       (7.48)      (1.08)       0.32
Total from investment
  operations                               (0.98)       3.74        4.06       (7.60)      (1.19)       0.27
Less distributions
From net realized gain                     (1.31)         --       (0.88)      (0.77)         --          --
Net asset value,
  end of period                            $9.11      $12.85      $16.03       $7.66       $6.47       $6.74
Total return 3 (%)                         (9.40)      41.05       33.26      (49.87)     (15.54)       4.17 4

RATIOS AND SUPPLEMENTAL DATA
Net assets, end of period
  (in millions)                             $101        $112        $176         $85         $85         $86
Ratio of expenses
  to average net assets (%)                 1.59        1.60        1.46        1.63        1.89        2.07 5
Ratio of net investment loss
  to average net assets (%)                (0.86)      (1.14)      (1.08)      (1.13)      (1.52)      (1.71) 5
Portfolio turnover (%)                       168         153         146         211         267 6       121

See notes to
financial statements.

FINANCIAL
HIGHLIGHTS

CLASS B SHARES

PERIOD ENDED                            10-31-98    10-31-99    10-31-00    10-31-01    10-31-02     4-30-03 1
PER SHARE OPERATING PERFORMANCE
Net asset value,
  beginning of period                     $11.03       $8.72      $12.22      $15.08       $7.13       $5.98
Net investment loss 2                      (0.15)      (0.18)      (0.27)      (0.18)      (0.16)      (0.07)
Net realized and unrealized
  gain (loss) on investments               (0.85)       3.68        4.01       (7.00)      (0.99)       0.30
Total from investment
  operations                               (1.00)       3.50        3.74       (7.18)      (1.15)       0.23
Less distributions
From net realized gain                     (1.31)         --       (0.88)      (0.77)         --          --
Net asset value,
  end of period                            $8.72      $12.22      $15.08       $7.13       $5.98       $6.21
Total return 3 (%)                         (9.97)      40.14       32.30      (50.24)     (16.13)       3.85 4

RATIOS AND SUPPLEMENTAL DATA
Net assets, end of period
  (in millions)                             $134        $146        $241        $101         $46         $41
Ratio of expenses to
  average net assets (%)                    2.27        2.23        2.16        2.33        2.56        2.75 5
Ratio of net investment loss
  to average net assets (%)                (1.54)      (1.77)      (1.78)      (1.83)      (2.20)      (2.39) 5
Portfolio turnover (%)                       168         153         146         211         267 6       121

See notes to
financial statements.



FINANCIAL
HIGHLIGHTS

CLASS C SHARES

PERIOD ENDED                            10-31-98 7  10-31-99    10-31-00    10-31-01    10-31-02 6   4-30-03 1
PER SHARE OPERATING PERFORMANCE
Net asset value,
  beginning of period                      $9.99       $8.72      $12.21      $15.07       $7.13       $5.99
Net investment loss 2                      (0.06)      (0.19)      (0.27)      (0.18)      (0.16)      (0.07)
Net realized and unrealized gain
  (loss) on investments                    (1.21)       3.68        4.01       (6.99)      (0.98)       0.29
Total from investment
  operations                               (1.27)       3.49        3.74       (7.17)      (1.14)       0.22
Less distributions
From net realized gain                        --          --       (0.88)      (0.77)         --          --
Net asset value,
  end of period                            $8.72      $12.21      $15.07       $7.13       $5.99       $6.21
Total return 3 (%)                         12.71 4     40.02       32.32      (50.21)     (15.99)       3.67 4

RATIOS AND SUPPLEMENTAL DATA
Net assets, end of period
  (in millions)                               -- 8        -- 8        $5          $3          $2          $3
Ratio of expenses to
  average net assets (%)                    2.29 5      2.30        2.16        2.33        2.58        2.77 5
Ratio of net investment loss
  to average net assets (%)                (1.66) 5    (1.82)      (1.80)      (1.83)      (2.21)      (2.41) 5
Portfolio turnover (%)                       168         153         146         211         267 6       121

See notes to
financial statements.



FINANCIAL
HIGHLIGHTS

CLASS I SHARES

PERIOD ENDED                            10-31-02 7   4-30-03 1
PER SHARE OPERATING PERFORMANCE
Net asset value,
  beginning of period                      $8.16       $6.51
Net investment loss 2                      (0.06)      (0.03)
Net realized and unrealized
  gain (loss) on investments               (1.59)       0.32
Total from investment operations           (1.65)       0.29
Net asset value,
  end of period                            $6.51       $6.80
Total return 3 (%)                        (20.22) 4     4.45 4

RATIOS AND SUPPLEMENTAL DATA
Net assets, end of period
  (in millions)                               $3          $3
Ratio of expenses to
  average net assets (%)                    1.46 5      1.44 5
Ratio of net investment loss
  to average net assets (%)                (1.00) 5    (1.07) 5
Portfolio turnover (%)                       267 6       121

1 Semiannual period from 11-1-02 through 4-30-03. Unaudited.

2 Based on the average of the shares outstanding.

3 Assumes dividend reinvestment and does not reflect the effect of sales charges.

4 Not annualized.

5 Annualized.

6 Excludes merger activity.

7 Class C and Class I shares began operations on 6-1-98 and 3-1-02, respectively.

8 Less than $500,000.


See notes to
financial statements.



NOTES TO
STATEMENTS

Unaudited

NOTE A
Accounting policies

John Hancock Mid Cap Growth Fund (the "Fund") is a diversified series of John Hancock Investment Trust III, an open-end management investment company registered under the Investment Company Act of 1940. The investment objective of the Fund is to achieve long-term capital appreciation.

The Trustees have authorized the issuance of multiple classes of shares of the Fund, designated as Class A, Class B, Class C and Class I shares. The shares of each class represent an interest in the same portfolio of investments of the Fund and have equal rights as to voting, redemptions, dividends and liquidation, except that certain expenses, subject to the approval of the Trustees, may be applied differently to each class of shares in accordance with current regulations of the Securities and Exchange Commission and the Internal Revenue Service. Shareholders of a class that bears distribution and service expenses under terms of a distribution plan have exclusive voting rights to that distribution plan.

Significant accounting policies of the Fund are as follows:

Valuation of investments

Securities in the Fund's portfolio are valued on the basis of market quotations, valuations provided by independent pricing services or at fair value as determined in good faith in accordance with procedures approved by the Trustees. Short-term debt investments maturing within 60 days are valued at amortized cost, which approximates market value. Investments in AIM Cash Investment Trust are valued at their net asset value each business day.

Joint repurchase agreement

Pursuant to an exemptive order issued by the Securities and Exchange Commission, the Fund, along with other registered investment companies having a management contract with John Hancock Advisers, LLC (the "Adviser"), a wholly owned subsidiary of The Berkeley Financial Group, LLC, may participate in a joint repurchase agreement transaction. Aggregate cash balances are invested in one or more large repurchase agreements, whose underlying securities are obligations of the U.S. government and/or its agencies. The Fund's custodian bank receives delivery of the underlying securities for the joint account on the Fund's behalf. The Adviser is responsible for ensuring that the agreement is fully collateralized at all times.

Investment transactions

Investment transactions are recorded as of the date of purchase, sale or maturity. Net realized gains and losses on sales of investments are determined on the identified cost basis.

Class allocations

Income, common expenses and realized and unrealized gains (losses) are determined at the fund level and allocated daily to each class of shares based on the appropriate net assets of the respective classes. Distri bution and service fees, if any, and transfer agent fees for Class I shares, are calculated daily at the class level based on the appropriate net assets of each class and the specific expense rate(s) applicable to each class.

Expenses

The majority of the expenses are directly identifiable to an individual fund. Expenses that are not readily identifiable to a specific fund will be allocated in such a manner as deemed equitable, taking into consideration, among other things, the nature and type of expense and the relative sizes of the funds.

Bank borrowings

The Fund is permitted to have bank borrowings for temporary or emergency purposes, including the meeting of redemption requests that otherwise might require the untimely disposition of securities. The Fund has entered into a syndicated line of credit agreement with various banks. This agreement enables the Fund to participate with other funds managed by the Adviser in an unsecured line of credit with banks, which permits borrowings of up to $250 million, collectively. Interest is charged to each fund, based on its borrowing. In addition, a commitment fee is charged to each fund based on the average daily unused portion of the line of credit and is allocated among the participating funds. The Fund had no borrowing activity under the line of credit during the period ended April 30, 2003.

Securities lending

The Fund may lend securities to certain qualified brokers who pay the Fund negotiated lender fees. The loans are collateralized at all times with cash or securities with a market value at least equal to the market value of the securities on loan. As with other extensions of credit, the Fund may bear the risk of delay of the loaned securities in recovery or even loss of rights in the collateral, should the borrower of the securities fail financially. On April 30, 2003, the Fund loaned securities having a market value of $39,642,653 collateralized by cash in the amount of $40,435,506. The cash collateral was invested in a short-term instrument.

Federal income taxes

The Fund qualifies as a "regulated investment company" by complying with the applicable provisions of the Internal Revenue Code and will not be subject to federal income tax on taxable income that is distributed to shareholders. Therefore, no federal income tax provision is required. For federal income tax purposes, the Fund has $127,218,756 of a capital loss carryforward available, to the extent provided by regulations, to offset future net realized capital gains. To the extent that such carryforward is used by the Fund, no capital gain distributions will be made. The loss carryforward expires as follows: October 31, 2008- $2,538,691, October 31, 2009 -- $99,673,619 and October 31, 2010 --
$25,006,446.

Dividends, interest and distributions

Dividend income on investment securities is recorded on the ex-dividend date or, in the case of some foreign securities, on the date thereafter when the Fund identifies the dividend. Interest income on investment securities is recorded on the accrual basis. Foreign income may be subject to foreign withholding taxes, which are accrued as applicable.

The Fund records distributions to shareholders from net investment income and net realized gains on the ex-dividend date. Distributions paid by the Fund with respect to each class of shares are calculated in the same manner, at the same time and are in the same amount, except for the effect of expenses that may be applied differently to each class.

Such distributions, on a tax basis, are determined in conformity with income tax regulations, which may differ from accounting principles generally accepted in the United States of America. Distributions in excess of tax basis earnings and profits, if any, are reported in the Fund's financial statements as a return of capital.

Use of estimates

The preparation of these financial statements, in accordance with accounting principles generally accepted in the United States of America, incorporates estimates made by management in determining the reported amount of assets, liabilities, revenues and expenses of the Fund. Actual results could differ from these estimates.

NOTE B
Management fee and transactions with affiliates and others

The Fund has an investment management contract with the Adviser. Under the investment management contract, the Fund pays a monthly management fee to the Adviser equivalent, on an annual basis, to the sum of: (a) 0.80% of the first $500,000,000 of the Fund's average daily net asset value, (b) 0.75% of the next $500,000,000 and (c) 0.70% of the Fund's average daily net asset value in excess of $1,000,000,000.

The Fund has Distribution Plans with John Hancock Funds, LLC ("JH Funds"), a wholly owned subsidiary of the Adviser. The Fund has adopted Distribution Plans with respect to Class A, Class B and Class C pursuant to Rule 12b-1 under the Investment Company Act of 1940 to reimburse JH Funds for the services it provides as distributor of shares of the Fund. Accordingly, the Fund makes monthly payments to JH Funds at an annual rate not to exceed 0.30% of Class A average daily net assets and 1.00% of Class B and Class C average daily net assets. A maximum of 0.25% of such payments may be service fees as de fined by the Conduct Rules of the National Association of Securities Dealers. Under the Conduct Rules, curtailment of a portion of the Fund's 12b-1 payments could occur under certain circumstances.

Class A and Class C shares are assessed up-front sales charges. During the period ended April 30, 2003, JH Funds received net up-front sales charges of $39,363 with regard to sales of Class A shares. Of this amount, $4,151 was retained and used for printing prospectuses, advertising, sales literature and other purposes, $23,960 was paid as sales commissions to unrelated broker-dealers and $11,252 was paid as sales commissions to sales personnel of Signator Investors, Inc. ("Signator Investors"), a related broker-dealer. The Adviser's indirect parent, John Hancock Life Insurance Company ("JHLICo"), is the indirect sole shareholder of Signator Investors. During the period ended April 30, 2003, JH Funds received net up-front sales charges of $3,805 with regard to sales of Class C shares. Of this amount, $3,425 was paid as sales commissions to unrelated broker-dealers and $380 was paid as sales commissions to sales personnel of Signator Investors.

Class B shares that are redeemed within six years of purchase are subject to a contingent deferred sales charge ("CDSC") at declining rates, beginning at 5.00% of the lesser of the current market value at the time of redemption or the original purchase cost of the shares being redeemed. Class C shares that are redeemed within one year of purchase are subject to a CDSC at a rate of 1.00% of the lesser of the current market value at the time of redemption or the original purchase cost of the shares being redeemed. Proceeds from the CDSCs are paid to JH Funds and are used in whole or in part to defray its expenses for providing distribution-related services to the Fund in connection with the sale of Class B and Class C shares. During the period ended April 30, 2003, CDSCs received by JH Funds amounted to $43,438 for Class B shares and $133 for Class C shares.

The Fund has a transfer agent agreement with John Hancock Signature Services, Inc., an indirect subsidiary of JHLICo. For Class A, B and C shares, the Fund pays a monthly transfer agent fee at an annual rate of 0.05% of the average daily net asset value, plus a fee based on the number of shareholder accounts and reimbursement for certain out-of-pocket expenses, aggregated and allocated to each Class on the basis of its relative net asset value. For Class I shares, the Fund pays a monthly transfer agent fee at an an nual rate of 0.05% of the average daily net asset value, plus certain out-of-pocket expenses attributable to Class I shares.

The Fund has an agreement with the Adviser to perform necessary tax, accounting and legal services for the Fund. The compensation for the period was at an annual rate of approximately 0.04% of the average net assets of the Fund.

Ms. Maureen R. Ford and Mr. John M. DeCiccio are directors and/or officers of the Adviser and/or its affiliates, as well as Trustees of the Fund. The compensation of unaffiliated Trustees is borne by the Fund. The unaffiliated Trustees may elect to defer for tax purposes their receipt of this compensation under the John Hancock Group of Funds Deferred Compensation Plan. The Fund makes investments into other
John Hancock funds, as applicable, to cover its liability for the deferred compensation. Investments to cover the Fund's deferred compensation liability are recorded on the Fund's books as an other asset. The deferred compensation liability and the related other asset are always equal and are marked to market on a periodic basis to reflect any income earned by the investments as well as any unrealized gains or losses. The Deferred Compensation Plan investments had no impact on the operations of the Fund.

NOTE C
Fund share transactions

This listing illustrates the number of Fund shares sold, issued in reorganization and repurchased during the last two periods, along with the corresponding dollar value. The Fund has an unlimited number of shares authorized with no par value.

                                 YEAR ENDED 10-31-02         PERIOD ENDED 4-30-03 1
                              SHARES          AMOUNT       SHARES          AMOUNT
CLASS A SHARES
Sold                       6,779,923     $53,607,931    1,162,602      $7,440,085
Repurchased               (4,712,845)    (36,297,979)  (1,580,633)    (10,043,728)
Net increase (decrease)    2,067,078     $17,309,952     (418,031)    ($2,603,643)

CLASS B SHARES
Sold                         951,215      $6,872,300      341,880      $2,040,988
Repurchased               (7,448,783)    (53,300,949)  (1,384,565)     (8,191,150)
Net decrease              (6,497,568)   ($46,428,649)  (1,042,685)    ($6,150,162)

CLASS C SHARES
Sold                         138,670      $1,002,856       74,293        $448,778
Repurchased                 (170,318)     (1,164,263)     (68,236)       (404,853)
Net increase (decrease)      (31,648)      ($161,407)       6,057         $43,925

CLASS I SHARES 2
Sold                          41,324        $272,525      103,999        $671,467
Issued in reorganization     533,703       4,100,229           --              --
Repurchased                 (131,455)       (896,993)    (149,158)       (961,695)
Net increase (decrease)      443,572      $3,475,761      (45,159)      ($290,228)

NET DECREASE              (4,018,566)   ($25,804,343)  (1,499,818)    ($9,000,108)


1 Semiannual period from 11-1-02 through 4-30-03. Unaudited.

2 Class I shares began operations on 3-1-02.

NOTE D
Investment transactions

Purchases and proceeds from sales or maturities of securities, other than short-term securities and obli gations of the U.S. government, during the period ended April 30, 2003, aggregated $154,662,812 and $174,067,908, respectively.

The cost of investments owned on April 30, 2003, including short-term investments, for federal income tax purposes was $162,793,102. Gross unrealized appreciation and depreciation of investments aggregated $13,096,391 and $1,760,580, respectively, resulting in net unrealized appreciation of $11,335,811. The difference between book basis and tax basis net unrealized appreciation of investments is attributable primarily to the tax deferral of losses on wash sales.

NOTE E
Reorganization

On May 29, 2002, the shareholders of the John Hancock Medium Capitalization Growth Fund ("Medium Capitalization Growth Fund") approved an Agreement and Plan of Reorganization, which provided for the transfer of substantially all of the assets and liabilities of the Medium Capitalization Growth Fund in exchange solely for Class I shares of the Fund. The acquisition was accounted for as a tax-free exchange of 533,703 Class I shares of the Fund for the net assets of the Medium Capitalization Growth Fund, which amounted to $4,100,229, including $120,950 of unrealized appreciation, after the close of business on June 7, 2002.



OUR FAMILY
OF FUNDS

-------------------------------------------------------
Equity              Balanced Fund
                    Classic Value Fund
                    Core Equity Fund
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                    Growth Trends Fund
                    Large Cap Equity Fund
                    Large Cap Growth Fund
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                    Small Cap Equity Fund
                    Small Cap Growth Fund
                    Sovereign Investors Fund
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-------------------------------------------------------
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-------------------------------------------------------
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-------------------------------------------------------
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-------------------------------------------------------
Tax-Free Income     California Tax-Free Income Fund
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-------------------------------------------------------
Money Market        Money Market Fund
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For more complete information on any John Hancock Fund
and a prospectus, which includes charges and expenses, call your financial professional, or John Hancock Funds at 1-800-225-5291. Please read the prospectus carefully before investing or sending money.



FOR YOUR
INFORMATION

TRUSTEES

Dennis S. Aronowitz
Richard P. Chapman, Jr.
William J. Cosgrove
John M. DeCiccio
Richard A. Farrell
Maureen R. Ford
William F. Glavin*
Dr. John A. Moore*
Patti McGill Peterson*
John W. Pratt
*Members of the Audit Committee

OFFICERS

Maureen R. Ford
Chairman, President
and Chief Executive Officer

William L. Braman
Executive Vice President
and Chief Investment Officer

Richard A. Brown
Senior Vice President
and Chief Financial Officer

Susan S. Newton
Senior Vice President
and Secretary

William H. King
Vice President and Treasurer

Thomas H. Connors
Vice President and
Compliance Officer

INVESTMENT ADVISER

John Hancock Advisers, LLC
101 Huntington Avenue
Boston, Massachusetts 02199-7603

PRINCIPAL DISTRIBUTOR

John Hancock Funds, LLC
101 Huntington Avenue
Boston, Massachusetts 02199-7603

CUSTODIAN

The Bank of New York
One Wall Street
New York, New York 10286

TRANSFER AGENT

John Hancock Signature Services, Inc.
1 John Hancock Way, Suite 1000
Boston, Massachusetts 02217-1000

LEGAL COUNSEL

Hale and Dorr LLP
60 State Street
Boston, Massachusetts 02109-1803


HOW TO
CONTACT US

On the Internet                   www.jhfunds.com

By regular mail                   John Hancock Signature Services, Inc.
                                  1 John Hancock Way, Suite 1000
                                  Boston, MA 02217-1000

By express mail                   John Hancock Signature Services, Inc.
                                  Attn: Mutual Fund Image Operations
                                  529 Main Street
                                  Charlestown, MA 02129

Customer service representatives  1-800-225-5291

24-hour automated information     1-800-338-8080

TDD line                          1-800-554-6713



[A 1 1/2" x 1/2" John Hancock (Signature) logo in upper left hand corner. A tag line below reads "JOHN HANCOCK FUNDS."]

1-800-225-5291
1-800-554-6713 (TDD)
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www.jhfunds.com

Now available: electronic delivery
www.jhancock.com/funds/edelivery

This report is for the information of
the shareholders of the John Hancock
Mid Cap Growth Fund.

390SA  4/03
       6/03






John Hancock
International
Fund

SEMI
ANNUAL
REPORT

4.30.03

Sign up for electronic delivery at
www.jhancock.com/funds/edelivery

[A 2" x 1" John Hancock (Signature)/John Hancock Funds logo in lower, center middle of page. A tag line below reads "JOHN HANCOCK FUNDS."]



[A photo of Maureen R. Ford, Chairman and Chief Executive Officer, flush left next to first paragraph.]

WELCOME

Table of contents

Your fund at a glance
page 1

Managers' report
page 2

A look at performance
page 6

Growth of $10,000
page 7

Fund's investments
page 8

Financial statements
page 14

For your information
page 29


Dear Fellow Shareholders,

After a strong start to 2003, the stock market succumbed to the pressures of a weak economy, rising oil prices, concerns about corporate earnings and uncertainties about the war in Iraq. The tide turned in April, when the war ended and first-quarter corporate earnings came in better than expected. As a result, the major indexes all gained some ground year to date through April 30, 2003, with the Dow Jones Industrial Average returning 2.50%, the Standard & Poor's 500 Index returning 4.82% and the tech-heavy Nasdaq Composite Index up 9.64%. Bonds, which have outperformed stocks for the last three years, continued their upward trend this year, as investors still sought their relative safety.

After the jarring stock market losses of the last three years, it's a relief for investors to be reminded that the market is indeed cyclical, and does eventually move up -- not just down. But while the stock market has been clawing its way back, the ride has been extremely volatile. Uncertainty still abounds about the strength of the economy, geopolitical issues, corporate governance problems, rising unemployment and the sustainability of corporate earnings growth. And despite rallies late last year and in April, many investors are still so bruised and skeptical that they have remained on the sidelines. Even though the statistics suggest we might be emerging from this long, difficult bear market, we're not quite ready to call it history.

While no one can predict when this bear market cycle will turn, investors can take charge of how they maneuver through such uncertain times. First, take a look at how your portfolio is allocated among stocks, bonds and cash to make sure it's in the proper balance. Work with your investment professional, who knows your long-term goals and can help keep you on the right track, rather than being lured by today's stars, which could wind up tomorrow's laggards. And as always, keep a long-term investment horizon. We believe this offers the best way for you to survive the tough times and reach your investment objectives.

Sincerely,

/S/ MAUREEN R. FORD

Maureen R. Ford,
Chairman and Chief Executive Officer

This commentary reflects the chairman's views as of April 30, 2003. They are subject to change at any time.



YOUR FUND
AT A GLANCE

The Fund seeks
long-term growth
of capital by
investing primarily
in stocks of foreign
companies.

Over the last six months

* The buildup to the U.S.-led war against Iraq created uncertainty and unsettled the international stock markets.

* Global economic growth remained sluggish.

* Growth stocks appeared to be coming back into favor.

[Bar chart with heading "John Hancock International Fund." Under the heading is a note that reads "Fund performance for the six months ended April 30, 2003." The chart is scaled in increments of 1% with -1% at the bottom and 1% at the top. The first bar represents the 0.00% total return for Class A. The second bar represents the -0.62% total return for Class B. The third bar represents the -0.62% total return for Class
C. The fourth bar represents the 0.59% total return for Class I. A note below the chart reads "Total returns for the Fund are at net asset value with all distributions reinvested."]

Top 10 holdings

 2.2%   Royal Bank of Scotland Group Plc
 2.0%   Vodafone Group Plc
 1.8%   Teva Pharmaceutical Industries Ltd.
 1.8%   GlaxoSmithKline Plc
 1.7%   Australia & New Zealand Banking Group Ltd.
 1.6%   ING Groep NV
 1.5%   Credit Suisse Group
 1.5%   Gallaher Group Plc
 1.5%   Diageo Plc
 1.4%   Novartis AG

As a percentage of net assets on April 30, 2003.



BY LORETTA MORRIS FOR THE NICHOLAS-APPLEGATE CAPITAL MANAGEMENT
PORTFOLIO MANAGEMENT TEAM

John Hancock
International Fund

MANAGERS'
REPORT

Upon shareholder approval, John Hancock Global Fund and John Hancock European Equity Fund were merged into John Hancock International Fund at the close of business on May 9, 2003.

The international stock markets endured yet another challenging period during the six months ended April 30, 2003. Sluggish economic growth worldwide, the specter of war in Iraq and deteriorating conditions in the German and Japanese financial systems dampened investor sentiment. Despite these issues, international equities held up remarkably well.

"The international
 stock markets
 endured yet another
 challenging period..."

The international equity market became sharply oversold in the third quarter and into the fourth quarter of 2002, with investor sentiment dampened by anemic growth rates, pessimism over financial services companies (particularly in Germany), the overhang of the Iraq situation and terrorism, and debt downgrades from credit-rating agencies. Then, in early October, international equities rallied sharply as many beaten-down stocks rebounded. In December, international stocks retreated somewhat as concerns arose that per-share earnings estimates remained high.

The year opened with a steady drumbeat of news surrounding the prospect of U.S.-led military action in Iraq. The international stock markets came under pressure in the first quarter of 2003 as a combination of war worries and weak economic data spurred a sell-off in equities. A snap-back in late March erased almost all of January and February's losses. In April, the international stock markets staged a strong rally as the situation in Iraq appeared to be nearing resolution, energy prices moderated and earnings -- although still weak -- came in slightly better than anticipated.

FUND PERFORMANCE EXPLAINED

For the six months ended April 30, 2003, the Fund's Class A, Class B, Class C and Class I shares posted total returns of 0.00%, -0.62%, -0.62% and 0.59%, respectively, at net asset value. During the same period, the average international fund returned 0.92%, according to Lipper, Inc.1, while the benchmark MSCI All-Country World Free Ex-U.S. Index advanced 3.08%. Keep in mind that your net asset value return will be different from the Fund's performance if you were not invested in the Fund for the entire period and did not reinvest all distributions. See pages six and seven for historical performance information.

The portfolio's underperformance relative to both peers and the benchmark is attributable to disappointing stock selection in the consumer durables sector and underweight holdings in financial services companies, which had been under pressure but snapped back late in the period. Specifically, the portfolio's holdings in money center banks and companies classified as "other financial" lagged their counterparts in the benchmark. By country, stock selection in Japan and Australia negatively influenced performance.

"Integrated oil companies
 and food chains in the
 Fund performed especially
 well..."

On the positive side, both relative and absolute portfolio returns were driven by strong stock selection and slightly overweight holdings in the retail trade, technology and energy sectors. Integrated oil companies and food chains in the Fund performed especially well on a relative basis, as did industrial engineering holdings on an absolute basis. Holdings in France and Germany -- where many hard-hit financial services firms that staged a late-period recovery are domiciled -- contributed to relative returns, as did Brazilian stocks. Brazil's stock market surged more than 40% on positive signs of reform from its recently elected leadership.

[Table at top left-hand side of page entitled "Top five industry groups." The first listing is Banks-Foreign 18%, the second is Telecommunications 13%, the third Oil & gas 10%, the fourth Medical 8%, and the fifth Utilities 7%.]

Gainers included Ryanair, an Irish discount airline that benefited from increased market share; Teva Pharmaceutical, a generic drug maker based in Israel that advanced on steady demand and firming prices; and Royal Bank of Scotland, which gained due to solid organic growth, cost control and its diversity of brands and businesses. Decliners included a number of Japanese companies, such as Nomura Securities, Mitsubishi Tokyo and Sony, all of which traded lower on concerns over the state of Japan's overall economy.

[Bar chart at middle of page with heading "Top countries As a percentage of net assets on 4-30-03." The chart is divided into five sections: United Kingdom 23%, Japan 13%, Netherlands 6%,
Switzerland 5% and Canada 5%.]

FUND MOVES

During the period, as a result of our bottom-up assessment of individual stocks' appreciation potential, assets were shifted out of Italy and Japan in favor of opportunities identified in the United Kingdom and the Netherlands. By sector, we increased our weighting in financial services stocks as a result of their improved outlook, and reduced exposure to the energy, producers/manufacturing and consumer durables sectors.

At period's end, relative to its benchmark, the Fund was overweight stocks in the transportation and utilities sector and underweight producers/manufacturing and consumer durables stocks. By country, overweights included Ireland and Brazil while underweights included France and Japan.

[Table at top of page entitled "SCORECARD." The header for the left column is "INVESTMENT" and the header for the right column is "PERIOD'S PERFORMANCE...AND WHAT'S BEHIND THE NUMBERS." The first listing is Ryanair followed by an up arrow with the phrase "Surging passenger load amid cutbacks by long-haul carriers." The second listing is Corus Group followed by a down arrow with the phrase "Failed to sell aluminum unit; carbon steel unit is losing money." The third listing is Credit Suisse Group followed by an up arrow with the phrase "Bounced back from an oversold condition."]

OUTLOOK

Overall, our outlook is becoming more positive. First-quarter corporate earnings were better than expected, but against lowered expectations; the overhang of Iraq has been removed; and developed economies appear to be strengthening somewhat. We believe that, absent an extraordinary event, we are in a bottoming process. In Asia, we continue to monitor the SARS outbreak closely, but believe aggressive action by health ministers and the World Health Organization seems to be impeding its spread.

"Overall, our outlook is
 becoming more positive."

A more selective environment focusing on fundamental strength bodes well for our style, which is predicated on identifying companies that are benefiting from positive, sustainable change and investing in them just as the market is recognizing strength. Currently, we are looking closely for stocks that will benefit over the intermediate term and continue to strengthen when higher-growth stocks come back into favor.

As we look forward, we believe better times lie ahead for the international equity markets. We appreciate your patience and com-mend you for staying the course throughout this difficult period.

This commentary reflects the views of the portfolio management team through the end of the Fund's period discussed in this report. The team's statements reflect their own opinions. As such, they are in no way guarantees of future events, and are not intended to be used as investment advice or a recommendation regarding any specific security. They are also subject to change at any time as market and other conditions warrant.

International investing involves special risks such as political, economic and currency risks and differences in accounting standards and financial reporting.

1 Figures from Lipper, Inc. include reinvested dividends and do not take into account sales charges. Actual load-adjusted performance is lower.



A LOOK AT
PERFORMANCE

For the period ended
April 30, 2003

The index used for
comparison is the
Morgan Stanley
Capital International
(MSCI) All Country
World Free Ex-U.S.
Index, an unmanaged
index of freely
traded stocks of
foreign companies.

It is not possible to
invest in an index.

                  Class A    Class B    Class C    Class I 1    Index
Inception date     1-3-94     1-3-94     6-1-98     3-1-02        --

Average annual returns with maximum sales charge (POP)
One year          -24.22%    -24.82%    -22.42%    -19.53%    -15.23%
Five years        -12.31%    -12.39%        --         --      -4.95%
Since inception    -5.25%     -5.42%    -12.21%    -14.49%        --

Cumulative total returns with maximum sales charge (POP)
Six months         -5.03%     -5.59%     -2.63%      0.59%      3.08%
One year          -24.22%    -24.82%    -22.42%    -19.53%    -15.23%
Five years        -48.15%    -48.38%        --         --     -22.40%
Since inception   -39.53%    -40.49%    -47.26%    -16.67%        --

Performance figures assume all distributions are reinvested. Returns with maximum sales charge reflect a sales charge on Class A shares of 5% and Class C shares of 1%, and the applicable contingent deferred sales charge (CDSC) on Class B and Class C shares. The Class B shares' CDSC declines annually between years 1-6 according to the following schedule: 5, 4, 3, 3, 2, 1%. No sales charge will be assessed after the sixth year. Class C shares held for less than one year are subject to a 1% CDSC. Sales charge is not applicable for Class I shares. The return and principal value of an investment in the Fund will fluctuate, so that shares, when redeemed, may be worth more or less than the original cost. Index figures do not reflect sales charges and would be lower if they did.

The returns reflect past results and should not be considered indicative of future performance. The performance table above and the chart on the next page do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

The Fund's performance results reflect any applicable expense reductions, without which the expenses would increase and results would have been less favorable. These reductions can be terminated in the future. See the prospectus for details.

1 For certain types of investors as described in the Fund's prospectus for Class I shares.



GROWTH OF
$10,000

This chart shows what happened to a hypothetical $10,000 investment in Class A shares for the period indicated. For comparison, we've shown the same investment in the MSCI All Country World Free Ex-U.S. Index.

Line chart with the heading "GROWTH OF $10,000." Within the chart are three lines. The first line represents the Index and is equal to $11,336 as of April 30, 2003. The second line represents the value of the hypothetical $10,000 investment made in the John Hancock International Fund, before sales charge, and is equal to $6,367 as of April 30, 2003. The third line represents the value of the same hypothetical investment made in the John Hancock International Fund, after sales charge, and is equal to $6,047 as of April 30, 2003.

                                    Class B 1    Class C 1    Class I 2
Period beginning                     1-3-94       6-1-98       3-1-02
Without sales charge                 $5,951       $5,325       $8,333
With maximum sales charge                --       $5,272           --
Index                               $11,336       $7,903       $8,996

Assuming all distributions were reinvested for the period indicated, the table above shows the value of a $10,000 investment in the Fund's Class B, Class C and Class I shares, respectively, as of April 30, 2003. Performance of the classes will vary based on the difference in sales charges paid by shareholders investing in the different classes and the fee structure of those classes.

1 No contingent deferred sales charge applicable.

2 For certain types of investors as described in the Fund's prospectus for Class I shares.



FINANCIAL STATEMENTS

FUND'S
INVESTMENTS

Securities owned
by the Fund on
April 30, 2003
(unaudited)

This schedule is divided into five main categories: common stocks, preferred stocks, options, rights and short-term investments. Common stocks, preferred stocks, options and rights are further broken down by country. Short-term investments, which represent the Fund's cash position, are listed last.

SHARES     ISSUER                                                                                              VALUE
COMMON STOCKS 95.08%                                                                                     $10,344,064
(Cost $9,727,491)

Australia 3.94%                                                                                              428,700
   15,700  Australia & New Zealand Banking Group Ltd.
           (Banks -- Foreign)                                                                                183,165
   20,000  Foster's Group Ltd. (Beverages)                                                                    56,049
   15,000  News Corp., Ltd. (The) (Media)                                                                    106,782
   10,233  Woolworths Ltd. (Retail)                                                                           82,704

Belgium 1.03%                                                                                                111,600
    5,000  Interbrew SA (Beverages)                                                                          111,600

Bermuda 0.32%                                                                                                 35,280
      900  Nabors Industries Ltd.* (Oil & Gas)                                                                35,280

Brazil 2.55%                                                                                                 276,827
    2,300  Aracruz Celulose SA American Depositary
           Receipts (ADR) (Paper & Paper Products)                                                            48,300
    3,900  Companhia de Bebidas das Americas (ADR) (Beverages)                                                77,571
    2,600  Petroleo Brasileiro SA (ADR) (Oil & Gas)                                                           44,486
    6,300  Tele Norte Leste Participacoes SA (ADR) (Telecommunications)                                       68,355
    2,100  Uniao de Bancos Brasileiros SA (ADR) (Banks -- Foreign)                                            38,115

Canada 5.20%                                                                                                 565,216
    1,300  Biovail Corp.* (Medical)                                                                           46,995
    2,100  Canadian National Railway Co. (Transportation)                                                    102,123
    1,800  Loblaw Cos., Ltd. (Retail)                                                                         70,263
    1,500  Petro-Canada (Oil & Gas)                                                                           49,425
    4,300  Placer Dome, Inc. (Metal)                                                                          42,527
    3,000  Shoppers Drug Mart Corp.* (Retail)                                                                 49,874
    3,800  Suncor Energy, Inc. (Oil & Gas)                                                                    62,486
    1,600  Talisman Energy, Inc. (Oil & Gas)                                                                  63,824
    1,900  Telus Corp. (Telecommunications)                                                                   27,680
    3,718  Telus Corp. (Non-Voting Shares) (Telecommunications)                                               50,019

China 1.09%                                                                                                  118,374
  454,000  China Telecom Corp., Ltd. (H Shares)
           (Telecommunications)                                                                               86,736
   94,000  Jiangsu Expressway Co., Ltd. (H Shares) (Transportation)                                           31,638

Denmark 0.46%                                                                                                 49,755
    2,000  TDC AS (Telecommunications)                                                                        49,755

Finland 1.47%                                                                                                159,978
    2,600  Nokia Oyj (ADR) (Telecommunications)                                                               43,988
    7,000  Nokia Oyj (Telecommunications)                                                                    115,990

France 3.72%                                                                                                 404,740
    7,500  Alcatel SA (Telecommunications)                                                                    61,436
    2,600  BNP Paribas SA (Banks -- Foreign)                                                                 122,041
    1,900  France Telecom SA (Telecommunications)                                                             43,892
      700  Michelin (CGDE) (B Shares) (Rubber -- Tires & Misc.)                                               25,897
    5,000  Suez SA (Pollution Control)                                                                        81,412
    4,300  Vivendi Universal SA (Media)                                                                       70,062

Germany 3.78%                                                                                                411,639
    1,700  BASF AG (Chemicals)                                                                                75,224
    5,100  Deutsche Telekom AG (Telecommunications)                                                           68,185
    2,100  E.ON AG (Utilities)                                                                                99,603
      800  Muenchener Rueckversicherungs-Gesellschaft AG
           (Insurance)                                                                                        79,637
    1,800  Siemens AG (Diversified Operations)                                                                88,990

Hong Kong 1.91%                                                                                              208,217
   10,000  Cheung Kong (Holdings) Ltd. (Real Estate Operations)                                               55,442
   20,000  CLP Holdings Ltd. (Utilities)                                                                      81,805
   54,000  CNOOC Ltd. (Oil & Gas)                                                                             70,970

Hungary 0.67%                                                                                                 73,005
    6,800  OTP Bank Rt. (Banks -- Foreign)                                                                    73,005

Ireland 2.20%                                                                                                239,393
    7,000  Allied Irish Banks Plc (Banks -- Foreign)                                                         107,415
   10,800  Bank of Ireland (Banks -- Foreign)                                                                131,978

Israel 1.80%                                                                                                 196,140
    4,200  Teva Pharmaceutical Industries Ltd. (ADR) (Medical)                                               196,140

Italy 3.42%                                                                                                  372,279
    7,300  ENI SpA (Oil & Gas)                                                                               104,034
    6,300  Mediaset SpA (Media)                                                                               53,856
   29,800  Snam Rete Gas SpA (Utilities)                                                                     108,084
   24,300  UniCredito Italiano SpA (Banks -- Foreign)                                                        106,305

Japan 12.55%                                                                                               1,365,343
   11,000  Asahi Glass Co., Ltd. (Building)                                                                   58,569
    2,000  CANON, Inc. (Office)                                                                               80,832
   10,000  Dai Nippon Printing Co., Ltd. (Printing -- Commercial)                                             97,099
       16  East Japan Railway Co. (Transportation)                                                            72,447
    1,900  Fanuc Ltd. (Electronics)                                                                           77,746
    1,500  Hoya Corp. (Electronics)                                                                           88,672
       30  Japan Telecom Holdings Co., Ltd. (Telecommunications)                                              82,006
    4,000  Kao Corp. (Cosmetics & Personal Care)                                                              72,950
       30  KDDI Corp. (Telecommunications)                                                                    91,062
      550  Keyence Corp. (Electronics)                                                                        88,408
       11  Millea Holdings, Inc.* (Insurance)                                                                 71,390
       19  Mitsubishi Tokyo Financial Group, Inc. (Banks -- Foreign)                                          64,364
    3,000  Shin-Etsu Chemical Co., Ltd. (Chemicals)                                                           89,804
    2,500  Takeda Chemical Industries Ltd. (Medical)                                                          91,607
    3,200  Tokyo Electric Power Co., Inc. (Utilities)                                                         64,934
   22,000  Tokyo Gas Co., Ltd. (Utilities)                                                                    71,575
    4,500  Toyota Motor Corp. (Automobiles/Trucks)                                                           101,878

Netherlands 5.81%                                                                                            632,381
    7,500  Aegon NV (Insurance)                                                                               76,250
    6,500  ASML Holding NV (NY Reg Shares)* (Electronics)                                                     57,265
   10,700  ING Groep NV (Insurance)                                                                          173,744
    2,700  Royal Dutch Petroleum Co. (Oil & Gas)                                                             110,433
    7,300  TPG NV (Transportation)                                                                           113,892
    1,600  Unilever NV (Food)                                                                                100,797

Norway 0.54%                                                                                                  58,690
    7,400  Statoil ASA (Oil & Gas)                                                                            58,690

Russia 1.05%                                                                                                 114,606
      900  LUKOIL (ADR) (Oil & Gas)                                                                           61,956
      300  YUKOS (ADR) (Oil & Gas)                                                                            52,650

Singapore 0.68%                                                                                               74,341
    8,000  Singapore Press Holdings Ltd. (Media)                                                              74,341

South Korea 3.42%                                                                                            371,905
    2,700  Korea Electric Power Corp. (Utilities)                                                             45,444
    2,850  LG Electronics, Inc. (Electronics)                                                                 98,284
      800  Samsung Electronics Ltd.* Global Depositary Receipt
           (GDR) (Electronics) (R)                                                                           100,411
    2,000  SK Telecom Co., Ltd. (ADR) (Telecommunications)                                                    30,400
      700  SK Telecom Co., Ltd. (Telecommunications)                                                          97,366

  Spain 3.33%                                                                                                361,852
    1,400  Banco Popular Espanol SA (Banks -- Foreign)                                                        67,870
    9,000  Endesa SA (Utilities)                                                                             127,659
    2,900  Repsol YPF, SA (Oil & Gas)                                                                         42,235
   11,220  Telefonica SA* (Telecommunications)                                                               124,088

Sweden 2.86%                                                                                                 311,160
    5,900  Hennes & Mauritz AB (B Shares) (Retail)                                                           131,276
   13,400  Skandinaviska Enskilda Banken AB (A Shares)
           (Banks -- Foreign)                                                                                139,247
    1,200  Svenska Cellulosa AB (B Shares) (Paper & Paper Products)                                           40,637

Switzerland 5.31%                                                                                            577,953
    1,200  Converium Holding AG* (Insurance)                                                                  54,192
    7,000  Credit Suisse Group (Banks -- Foreign)                                                            167,220
    3,932  Novartis AG (Medical)                                                                             155,100
    1,600  Roche Holding AG (Medical)                                                                        101,806
    2,100  UBS AG (Banks -- Foreign)                                                                          99,635

Taiwan 1.14%                                                                                                 124,236
   59,000  Nanya Technology Corp.* (Electronics)                                                              32,166
           Taiwan Semiconductor Manufacturing Co., Ltd.*
   11,000  (ADR) (Electronics)                                                                                92,070

United Kingdom 22.85%                                                                                      2,485,493
    3,000  AstraZeneca Plc (Medical)                                                                         117,712
      400  Barclays Plc (ADR) (Banks -- Foreign)                                                              11,208
   20,858  Barclays Plc (Banks -- Foreign)                                                                   144,097
   17,963  BHP Billiton Plc (Metal)                                                                           91,871
   18,700  BP Plc (Oil & Gas)                                                                                118,504
   11,100  British Sky Broadcasting Group Plc* (Media)                                                       115,048
   14,400  Diageo Plc (Beverages)                                                                            159,724
   16,900  Gallaher Group Plc (Tobacco)                                                                      160,038
    9,500  GlaxoSmithKline Plc (Medical)                                                                     190,401
   10,600  HBOS Plc (Banks -- Foreign)                                                                       124,182
    6,779  InterContinental Hotels Group Plc* (Leisure)                                                       41,171
   20,000  Kingfisher Plc (Retail)                                                                            78,155
   14,900  Lloyds TSB Group Plc (Banks -- Foreign)                                                            97,995
    7,800  Man Group Plc (Finance)                                                                           131,521
    6,779  Mitchells & Butler Plc* (Retail)                                                                   22,969
  101,000  mm02 Plc* (Telecommunications)                                                                     89,994
   16,500  National Grid Transco Plc (Utilities)                                                             108,386
    3,400  Reckitt Benckiser Plc (Soap & Cleaning Preparations)                                               59,965
    9,122  Royal Bank of Scotland Group Plc (Banks -- Foreign)                                               239,247
   28,100  Tesco Plc (Retail)                                                                                 88,924
    3,700  Vodafone Group Plc (ADR) (Telecommunications)                                                      73,112
  112,100  Vodafone Group Plc (Telecommunications)                                                           221,269

United States 1.98%                                                                                          214,961
    2,400  GlobalSantaFe Corp. (Oil & Gas)                                                                    50,784
    2,300  Noble Corp.* (Oil & Gas)                                                                           71,185
    1,400  Schlumberger Ltd. (Oil & Gas)                                                                      58,702
    1,800  Transocean, Inc.* (Oil & Gas)                                                                      34,290

OPTIONS 0.57%                                                                                                $61,570
(Cost $57,232)

Ireland 0.57%                                                                                                 61,570
    9,000  Ryanair Holdings Plc (Transportation)
           Zero Strike Call Expiration 2-27-04                                                                61,570

PREFERRED STOCKS 0.83%                                                                                       $89,931
(Cost $91,758)

Germany 0.67%                                                                                                 72,763
      200  Porsche AG (Automobiles/Trucks)                                                                    72,763

Japan 0.16%                                                                                                   17,168
3,000,000  SMFG Finance Ltd. (Banks -- Foreign) (R)                                                           17,168

RIGHTS 0.05%                                                                                                   5,531
(Cost $0)

Netherlands 0.05%                                                                                              5,531
   13,600  Aegon NV* (Insurance)                                                                               5,531

                                                                             INTEREST       PAR VALUE
ISSUER, DESCRIPTION, MATURITY DATE                                               RATE   (000s OMITTED)         VALUE
SHORT-TERM INVESTMENTS 4.08%                                                                                $444,000
(Cost $444,000)

Joint Repurchase Agreement 4.08%
Investment in a joint repurchase agreement transaction
with State Street Bank & Trust Co. -- Dated 04-30-03,
due 05-01-03 (Secured by U.S. Treasury Inflation Indexed
Bond, 3.875% due 04-15-29 and U.S. Treasury Inflation
Indexed Notes, 3.000% thru 3.875%, due 01-15-07
thru 07-15-12)                                                                  1.280%           $444        444,000

TOTAL INVESTMENTS 100.61%                                                                                $10,945,096

OTHER ASSETS & LIABILITIES, NET (0.61%)                                                                     ($66,175)

TOTAL NET ASSETS 100.00%                                                                                 $10,878,921


  * Non-income-producing security.

(R) These securities are exempt from registration under rule 144A of the Securities Act of 1933. Such securities may be resold, normally to qualified institutional buyers, in transactions exempt from registration. Rule 144A securities amounted to $117,579 or 1.08% of net assets as of April 30, 2003.

    The percentage shown for each investment category is the total value of that category as a percentage of the net assets of the Fund.

See notes to
financial statements.



PORTFOLIO
CONCENTRATION

April 30, 2003
(unaudited)

This table shows
the percentages
of the Fund's
investments
aggregated
by various
industry groups.

                                         VALUE AS A PERCENTAGE
INVESTMENT DISTRIBUTION                      OF NET ASSETS
Automobiles/Trucks                                    1.60%
Banks -- Foreign                                     17.78
Beverages                                             3.72
Building                                              0.54
Chemicals                                             1.52
Cosmetics & Personal Care                             0.67
Diversified Operations                                0.82
Electronics                                           5.84
Finance                                               1.21
Food                                                  0.93
Insurance                                             4.23
Leisure                                               0.38
Media                                                 3.86
Medical                                               8.27
Metal                                                 1.24
Office                                                0.74
Oil & Gas                                            10.02
Paper & Paper Products                                0.82
Pollution Control                                     0.75
Printing -- Commercial                                0.89
Real Estate Operations                                0.51
Retail                                                4.82
Rubber -- Tires & Misc.                               0.24
Short-Term Investments                                4.08
Soap & Cleaning Preparations                          0.55
Telecommunications                                   13.10
Tobacco                                               1.47
Transportation                                        3.51
Utilities                                             6.50

Total investments                                   100.61%

See notes to
financial statements.



FINANCIAL STATEMENTS

ASSETS AND
LIABILITIES

April 30, 2003
(unaudited)

This Statement
of Assets and
Liabilities is the
Fund's balance
sheet. It shows
the value of
what the Fund
owns, is due
and owes. You'll
also find the net
asset value and
the maximum
offering price
per share.


ASSETS
Investments at value (cost $10,320,481)                           $10,945,096
Cash                                                                      783
Foreign cash at value (cost $19,628)                                   19,628
Receivable for investments sold                                       496,829
Receivable for shares sold                                             30,412
Dividends and interest receivable                                      69,769
Other assets                                                            2,243

Total assets                                                       11,564,760

LIABILITIES
Payable for investments purchased                                     593,909
Payable for shares repurchased                                          4,797
Payable to affiliates                                                  14,299
Other payables and accrued expenses                                    72,834

Total liabilities                                                     685,839

NET ASSETS
Capital paid-in                                                    25,485,530
Accumulated net realized loss on investments and
  foreign currency transactions                                   (15,163,284)
Net unrealized appreciation of investments and
  translation of assets and liabilities in foreign currencies         625,761
Accumulated net investment loss                                       (69,086)

Net assets                                                        $10,878,921

NET ASSET VALUE PER SHARE
Based on net asset values and shares outstanding
Class A ($5,193,899 [DIV] 1,018,621 shares)                             $5.10
Class B ($3,955,911 [DIV] 827,019 shares)                               $4.78
Class C ($847,707 [DIV] 177,160 shares)                                 $4.78
Class I ($881,404 [DIV] 171,282 shares)                                 $5.15

MAXIMUM OFFERING PRICE PER SHARE
Class A 1 ($5.10 [DIV] 95%)                                             $5.37
Class C ($4.78 [DIV] 99%)                                               $4.83

1 On single retail sales of less than $50,000. On sales of $50,000 or more and on group sales the offering price is reduced.

See notes to
financial statements.



OPERATIONS

For the period ended
April 30, 2003
(unaudited)1

This Statement
of Operations
summarizes the
Fund's investment
income earned
and expenses
incurred in operat-
ing the Fund.
It also shows net
gains (losses) for
the period stated.

INVESTMENT INCOME
Dividends (net of foreign withholding taxes of $19,431)              $132,470
Interest                                                                2,275

Total investment income                                               134,745

EXPENSES
Investment management fee                                              55,689
Class A distribution and service fee                                    7,833
Class B distribution and service fee                                   20,917
Class C distribution and service fee                                    3,888
Class A, B and C transfer agent fee                                   115,115
Class I transfer agent fee                                              5,333
Registration and filing fee                                            33,383
Auditing fee                                                           17,964
Custodian fee                                                          13,006
Printing                                                                8,284
Accounting and legal services fee                                       1,492
Miscellaneous                                                           1,337
Trustees' fee                                                             369
Legal fee                                                                 166

Total expenses                                                        284,776
Less expense reductions                                               (81,569)

Net expenses                                                          203,207

Net investment loss                                                   (68,462)

REALIZED AND UNREALIZED GAIN (LOSS)

Net realized loss on
Investments                                                        (1,176,145)
Foreign currency transactions                                         (21,103)
Change in net unrealized appreciation (depreciation) of
Investments                                                         1,181,811
Translation of assets and liabilities in foreign currencies             1,694

Net realized and unrealized loss                                      (13,743)

Decrease in net assets from operations                               ($82,205)

1 Semiannual period from 11-1-02 through 4-30-03.

See notes to
financial statements.



CHANGES IN
NET ASSETS

This Statement
of Changes in
Net Assets
shows how the
value of the
Fund's net assets
has changed
since the end of
the previous
period. The dif-
ference reflects
earnings less
expenses, any
investment gains
and losses,
distributions, if
any, paid to
shareholders and
any increase or
decrease in
money share-
holders invested
in the Fund.
                                                          YEAR        PERIOD
                                                         ENDED         ENDED
                                                      10-31-02       4-30-03 1

INCREASE (DECREASE) IN NET ASSETS
From operations

Net investment loss                                  ($144,114)     ($68,462)

Net realized loss                                    2,546,024)   (1,197,248)
Change in net unrealized appreciation
  (depreciation)                                        56,756     1,183,505

Decrease in net assets resulting
  from operations                                    2,633,382)      (82,205)

From Fund share transactions                          (280,938)   (1,103,231)

NET ASSETS
Beginning of period                                  4,978,677    12,064,357

End of period 2                                      2,064,357   $10,878,921

1 Semiannual period from 11-1-02 through 4-30-03. Unaudited.

2 Includes accumulated net investment loss of $624 and $69,086, respectively.

See notes to
financial statements.



FINANCIAL
HIGHLIGHTS

CLASS A SHARES

The Financial Highlights show how the Fund's net asset value for a share has changed since the end of the previous period.

PERIOD ENDED                                          10-31-98    10-31-99    10-31-00    10-31-01    10-31-02     4-30-03 1
PER SHARE OPERATING PERFORMANCE
Net asset value,
  beginning of period                                    $8.41       $8.81      $10.95       $9.45       $6.18       $5.10
Net investment loss 2                                       -- 3     (0.02)      (0.04)      (0.05)      (0.04)      (0.03)
Net realized and unrealized
  gain (loss) on investments                              0.47        2.16       (1.01)      (3.22)      (1.04)       0.03
Total from
  investment operations                                   0.47        2.14       (1.05)      (3.27)      (1.08)         --
Less distributions
From net realized gain                                   (0.07)         --       (0.45)         --          --          --

Net asset value,
  end of period                                          $8.81      $10.95       $9.45       $6.18       $5.10       $5.10
Total return 4,5 (%)                                      5.61       24.29      (10.15)     (34.60)     (17.48)       0.00 6

RATIOS AND SUPPLEMENTAL DATA
Net assets, end of period
  (in millions)                                             $6          $7         $15          $8          $6          $5
Ratio of expenses
  to average net assets (%)                               1.79        1.96        1.88        2.23        2.38        3.46 7
Ratio of adjusted expenses
  to average net assets 8 (%)                             3.65        3.81        3.44        3.83        4.43        4.91 7
Ratio of net investment income
  (loss) to average net assets (%)                        0.04       (0.20)      (0.43)      (0.65)      (0.68)      (1.04) 7
Portfolio turnover (%)                                     129         113         163         278         228 9        98

See notes to
financial statements.



FINANCIAL
HIGHLIGHTS

CLASS B SHARES

PERIOD ENDED                                          10-31-98    10-31-99    10-31-00    10-31-01    10-31-02     4-30-03 1
PER SHARE OPERATING PERFORMANCE
Net asset value,
  beginning of period                                    $8.22       $8.55      $10.55       $9.04       $5.86       $4.81
Net investment loss 2                                    (0.06)      (0.09)      (0.12)      (0.10)      (0.08)      (0.04)
Net realized and unrealized
  gain (loss) on investments                              0.46        2.09       (0.94)      (3.08)      (0.97)       0.01
Total from
  investment operations                                   0.40        2.00       (1.06)      (3.18)      (1.05)      (0.03)
Less distributions
From net realized gain                                   (0.07)         --       (0.45)         --          --          --

Net asset value,
  end of period                                          $8.55      $10.55       $9.04       $5.86       $4.81       $4.78
Total return 4,5 (%)                                      4.88       23.39      (10.65)     (35.18)     (17.92)      (0.62) 6

RATIOS AND SUPPLEMENTAL DATA
Net assets, end of period
  (in millions)                                            $10          $9         $12          $6          $5          $4
Ratio of expenses
  to average net assets (%)                               2.49        2.63        2.57        2.93        3.08        4.16 7
Ratio of adjusted expenses
  to average net assets 8 (%)                             4.35        4.48        4.13        4.53        5.13        5.62 7
Ratio of net investment loss
  to average net assets (%)                              (0.66)      (0.91)      (1.13)      (1.34)      (1.38)      (1.76) 7
Portfolio turnover (%)                                     129         113         163         278         228 9        98

See notes to
financial statements.



FINANCIAL
HIGHLIGHTS

CLASS C SHARES

PERIOD ENDED                                         10-31-98 10  10-31-99    10-31-00    10-31-01    10-31-02     4-30-03 1
PER SHARE OPERATING PERFORMANCE
Net asset value,
  beginning of period                                   $9.36        $8.55      $10.57       $9.05       $5.87       $4.81
Net investment loss 2                                   (0.03)       (0.10)      (0.11)      (0.10)      (0.08)      (0.04)
Net realized and unrealized
  gain (loss) on investments                            (0.78)        2.12       (0.96)      (3.08)      (0.98)       0.01
Total from
  investment operations                                 (0.81)        2.02       (1.07)      (3.18)      (1.06)      (0.03)
Less distributions
From net realized gain                                     --           --       (0.45)         --          --          --

Net asset value,
  end of period                                         $8.55       $10.57       $9.05       $5.87       $4.81       $4.78
Total return 4,5 (%)                                    (8.65) 6     23.63      (10.72)     (35.14)     (18.06)      (0.62) 6

RATIOS AND SUPPLEMENTAL DATA
Net assets, end of period
  (in millions)                                            -- 11        -- 11       $1          $1          $1          $1
Ratio of expenses
  to average net assets (%)                              2.29 7       2.66        2.57        2.93        3.08        4.16 7
Ratio of adjusted expenses
  to average net assets 8 (%)                            4.15 7       4.51        4.13        4.53        5.13        5.66  7
Ratio of net investment loss
  to average net assets (%)                             (1.27) 7     (1.04)      (1.07)      (1.35)      (1.38)      (1.62)7
Portfolio turnover (%)                                    129          113         163         278         228 9        98

See notes to
financial statements.



FINANCIAL
HIGHLIGHTS

CLASS I SHARES

PERIOD ENDED                                          10-31-02 10  4-30-03 1
PER SHARE OPERATING PERFORMANCE
Net asset value,
  beginning of period                                    $6.18       $5.12
Net investment income (loss) 2                           (0.01)       0.01
Net realized and unrealized
  gain (loss) on investments                             (1.05)       0.02
Total from
  investment operations                                  (1.06)       0.03

Net asset value,
  end of period                                          $5.12       $5.15
Total return 4,5 (%)                                    (17.15) 6     0.59 6

RATIOS AND SUPPLEMENTAL DATA
Net assets, end of period
  (in millions)                                             $1          $1
Ratio of expenses
  to average net assets (%)                               2.04 7      2.02 7
Ratio of adjusted expenses
  to average net assets 8 (%)                             4.09 7      3.48 7
Ratio of net investment income (loss)
  to average net assets (%)                              (0.34) 7     0.39 7
Portfolio turnover (%)                                     228 9        98

 1 Semiannual period from 11-1-02 through 4-30-03. Unaudited.

 2 Based on the average of the shares outstanding.

 3 Less than $0.01 per share.

 4 Assumes dividend reinvestment and does not reflect the effect of sales charges.

 5 Total returns would have been lower had certain expenses not been reduced during the periods shown.

 6 Not annualized.

 7 Annualized.

 8 Does not take into consideration expense reductions during the periods shown.

 9 Excludes merger activity.

10 Class C and Class I shares began operations on 6-1-98 and 3-1-02, respectively.

11 Less than $500,000.


See notes to
financial statements.



NOTES TO
STATEMENTS

Unaudited

NOTE A
Accounting policies

John Hancock International Fund (the "Fund") is a diversified series of John Hancock Investment Trust III, an open-end management investment company registered under the Investment Company Act of 1940. The investment objective of the Fund is to achieve long-term growth of capital.

The Trustees have authorized the issuance of multiple classes of shares of the Fund, designated as Class A, Class B, Class C and Class I shares. The shares of each class represent an interest in the same portfolio of investments of the Fund and have equal rights as to voting, redemptions, dividends and liquidation, except that certain expenses, subject to the approval of the Trustees, may be applied differently to each class of shares in accordance with current regulations of the Securities and Exchange Commission and the Internal Revenue Service. Shareholders of a class that bears distribution and service expenses under terms of a distribution plan have exclusive voting rights to that distribution plan.

Significant accounting policies of the Fund are as follows:

Valuation of investments

Securities in the Fund's portfolio are valued on the basis of market quotations, valuations provided by independent pricing services or, if quotations are not readily available, or the value has been materially affected by events occurring after the closing of a foreign market, at fair value as determined in good faith in accordance with procedures approved by the Trustees. Short-term debt investments maturing within 60 days are valued at amortized cost, which approximates market value. All portfolio transactions initially expressed in terms of foreign currencies have been translated into U.S. dollars as described in "Foreign currency translation" below.

Joint repurchase agreement

Pursuant to an exemptive order issued by the Securities and Exchange Commission, the Fund, along with other registered investment companies having a management contract with John Hancock Advisers, LLC (the "Adviser"), a wholly owned subsidiary of The Berkeley Financial Group, LLC, may participate in a joint repurchase agreement transaction. Aggregate cash balances are invested in one or more large repurchase agreements, whose underlying securities are obligations of the U.S. government and/or its agencies. The Fund's custodian bank receives delivery of the underlying securities for the joint account on the Fund's behalf. The Adviser is responsible for ensuring that the agreement is fully collateralized at all times.

Foreign currency translation

All assets or liabilities initially expressed in terms of foreign currencies are translated into U.S. dollars based on London currency exchange quotations as of 5:00 P.M., London time, on the date of any determination of the net asset value of the Fund. Transactions affecting statement of operations accounts and net realized gain (loss) on investments are translated at the rates prevailing at the dates of the transactions.

The Fund does not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gain or loss from investments.

Reported net realized foreign exchange gains or losses arise from sales of foreign currency, currency gains or losses realized between the trade and settlement dates on securities transactions and the difference between the amounts of dividends, interest and foreign withholding taxes recorded on the Fund's books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in the value of assets and liabilities, other than investments in securities, resulting from changes in the exchange rates.

Investment transactions

Investment transactions are recorded as of the date of purchase, sale or maturity. Net realized gains and losses on sales of investments are determined on the identified cost basis. Capital gains realized on some foreign securities are subject to foreign taxes, which are accrued as applicable.

Class allocations

Income, common expenses and realized and unrealized gains (losses) are determined at the fund level and allocated daily to each class of shares based on the appropriate net assets of the respective classes. Distri bution and service fees, if any, and transfer agent fees for Class I shares, are calculated daily at the class level based on the appropriate net assets of each class and the specific expense rate(s) applicable to each class.

Expenses

The majority of the expenses are directly identifiable to an individual fund. Expenses that are not readily identifiable to a specific fund will be allocated in such a manner as deemed equitable, taking into consideration, among other things, the nature and type of expense and the relative sizes of the funds.

Bank borrowings

The Fund is permitted to have bank borrowings for temporary or emergency purposes, including the meeting of redemption requests that otherwise might require the untimely disposition of securities. The Fund has entered into a syndicated line of credit agreement with various banks. This agreement enables the Fund to participate with other funds managed by the Adviser in an unsecured line of credit with banks, which permits borrowings of up to $250 million, collectively. Interest is charged to each fund, based on its borrowing. In addition, a commitment fee is charged to each fund based on the average daily unused portion of the line of credit and is allocated among the participating funds. The Fund had no borrowing activity under the line of credit during the period ended April 30, 2003.

Forward foreign currency exchange contracts

The Fund may enter into forward foreign currency exchange contracts as a hedge against the effect of fluctuations in currency exchange rates. A forward foreign currency exchange contract involves an obligation to purchase or sell a specific currency at a future date at a set price. The aggregate principal amounts of the contracts are marked to market daily at the applicable foreign currency exchange rates. Any resulting unrealized gains and losses are included in the determination of the Fund's daily net assets. The Fund records realized gains and losses at the time the forward foreign currency exchange contracts are closed out. Risks may arise upon entering these contracts from the potential inability of counterparties to meet the terms of the contracts and from unanticipated movements in the value of a foreign currency relative to the U.S. dollar. These contracts involve market or credit risk in excess of the unrealized gain or loss reflected in the Fund's statement of assets and liabilities.

The Fund may also purchase and sell forward contracts to facilitate the settlement of foreign currency denominated portfolio transactions, under which it intends to take delivery of the foreign currency. Such contracts normally involve no market risk if they are offset by the currency amount of the underlying transactions. The Fund had no open forward foreign currency exchange contracts on April 30, 2003.

Federal income taxes

The Fund qualifies as a "regulated investment company" by complying with the applicable provisions of the Internal Revenue Code and will not be subject to federal income tax on taxable income that is distributed to shareholders. Therefore, no federal income tax provision is required. For federal income tax purposes, the Fund has $13,871,763 of a capital loss carryforward available, to the extent provided by regulations, to offset future net realized capital gains. To the extent that such carryforward is used by the Fund, no capital gain distributions will be made. The loss carryforward expires as follows: October 31, 2007 -- $636,448, October 31, 2008 -- $2,888,578, October 31, 2009 -- $7,757,736
and October 31, 2010 -- $2,589,001. Availability of a certain amount of this loss carryforward that was acquired on June 7, 2002 in a merger with John Hancock International Equity Fund may be limited in a given year.

Dividends, interest and distributions

Dividend income on investment securities is recorded on the ex-dividend or, in the case of some foreign securities, on the date thereafter when the Fund identifies the dividend. Interest income on investment securities is recorded on the accrual basis. Foreign income may be subject to foreign withholding taxes, which are accrued as applicable.

The Fund records distributions to shareholders from net investment income and net realized gains on the ex-dividend date. Distributions paid by the Fund with respect to each class of shares are calculated in the same manner, at the same time and are in the same amount, except for the effect of expenses that may be applied differently to each class.

Such distributions, on a tax basis, are determined in conformity with income tax regulations, which may differ from accounting principles generally accepted in the United States of America. Distributions in excess of tax basis earnings and profits, if any, are reported in the Fund's financial statements as a return of capital.

Use of estimates

The preparation of these financial statements, in accordance with accounting principles generally accepted in the United States of America, incorporates estimates made by management in determining the reported amount of assets, liabilities, revenues and expenses of the Fund. Actual results could differ from these estimates.

NOTE B
Management fee and transactions with affiliates and others

The Fund has an investment management contract with the Adviser. Under the investment management contract, the Fund pays a monthly management fee to the Adviser equivalent, on an annual basis, to the sum of: (a) 1.00% of the first $250,000,000 of the Fund's average daily net asset value, (b) 0.80% of the next $250,000,000, (c) 0.75% of the next
$250,000,000 and (d) 0.625% of the Fund's average daily net asset value in excess of $750,000,000. The Adviser has a subadvisory agreement with Nicholas-Applegate Capital Management LP. The Fund is not responsible for the payment of the subadvisory fees.

The Adviser has agreed to limit the Fund's expenses, excluding the distribution and service fees and transfer agent fee, to 0.90% of the Fund's average daily net assets, at least until February 24, 2004. Accordingly, the expense reduction amounted to $81,569 for the period ended April 30, 2003. The Adviser reserves the right to terminate this limitation in the future.

The Fund has Distribution Plans with John Hancock Funds, LLC ("JH Funds"), a wholly owned subsidiary of the Adviser. The Fund has adopted Distribution Plans with respect to Class A, Class B and Class C pursuant to Rule 12b-1 under the Investment Company Act of 1940 to reimburse JH Funds for the services it provides as distributor of shares of the Fund. Accordingly, the Fund makes monthly payments to JH Funds at an annual rate not to exceed 0.30% of Class A average daily net assets and 1.00% of Class B and Class C average daily net assets. A maximum of 0.25% of such payments may be service fees as defined by the Conduct Rules of the National Association of Securities Dealers. Under the Conduct Rules, curtailment of a portion of the Fund's 12b-1 payments could occur under certain circumstances.

Class A and Class C shares are assessed up-front sales charges. During the period ended April 30, 2003, JH Funds received net up-front sales charges of $6,991 with regard to sales of Class A shares. Of this amount, $632 was retained and used for printing prospectuses, advertising, sales literature and other purposes, $5,198 was paid as sales commissions to unrelated broker-dealers and $1,161 was paid as sales commissions to sales personnel of Signator Investors, Inc. ("Signator Investors"), a related broker-dealer. The Adviser's indirect parent, John Hancock Life Insurance Company ("JHLICo"), is the indirect sole shareholder of Signator Investors. During the period ended April 30, 2003, JH Funds received net up-front sales charges of $2,128 with regard to sales of Class C shares. Of this amount, $1,984 was paid as sales commissions to unrelated broker-dealers and $144 was paid as sales commissions to sales personnel of Signator Investors.

Class B shares that are redeemed within six years of purchase are subject to a contingent deferred sales charge ("CDSC") at declining rates, beginning at 5.00% of the lesser of the current market value at the time of redemption or the original purchase cost of the shares being redeemed. Class C shares that are redeemed within one year of purchase are subject to a CDSC at a rate of 1.00% of the lesser of the current market value at the time of redemption or the original purchase cost of the shares being redeemed. Proceeds from the CDSCs are paid to JH Funds and are used in whole or in part to defray its expenses for providing distribution related services to the Fund in connection with the sale of Class B and Class C shares. During the period ended April 30, 2003, CDSCs received by JH Funds amounted to $11,440 for Class B shares and $43 for Class C shares.

The Fund has a transfer agent agreement with John Hancock Signature Services, Inc., an indirect subsidiary of JHLICo. For Class A, B and C shares, The Fund pays a monthly transfer agent fee at an annual rate of 0.05% of the average daily net asset value, plus a fee based on the number of shareholder accounts and reimbursement for certain out-of-pocket expenses, aggregated and allocated to each Class on the basis of its relative net asset value. For Class I shares, the Fund pays a monthly transfer agent fee at an annual rate of 0.05% of the average daily net asset value, plus certain out-of-pocket expenses attributable to Class I shares.

The Fund has an agreement with the Adviser to perform necessary tax, accounting and legal services for the Fund. The compensation for the period was at an annual rate of approximately 0.03% of the average net assets of the Fund.

Ms. Maureen R. Ford and Mr. John M. DeCiccio are directors and/or officers of the Adviser and/or its affiliates, as well as Trustees of the Fund. The compensation of unaffiliated Trustees is borne by the Fund. The unaffiliated Trustees may elect to defer for tax purposes their receipt of this compensation under the John Hancock Group of Funds Deferred Compensation Plan. The Fund makes investments into other John Hancock funds, as applicable, to cover its liability for the deferred compensation. Investments to cover the Fund's deferred compensation liability are recorded on the Fund's books as an other asset. The deferred compensation liability and the related other asset are always equal and are marked to market on a periodic basis to reflect any income earned by the investments as well as any unrealized gains or losses. The Deferred Compensation Plan investments had no impact on the operations of the Fund.

NOTE C
Fund share transactions

This listing illustrates the number of Fund shares sold, issued in reorganization and repurchased during the last two periods, along with the corresponding dollar value. The Fund has an unlimited number of shares authorized with no par value.

                                 YEAR ENDED 10-31-02         PERIOD ENDED 4-30-03 1
                              SHARES          AMOUNT       SHARES          AMOUNT
CLASS A SHARES
Sold                        1,608,472     $9,646,755      357,443      $1,807,695
Repurchased                (1,773,317)   (10,715,750)    (430,981)     (2,154,643)
Net decrease                 (164,845)   ($1,068,995)     (73,538)      ($346,948)

CLASS B SHARES
Sold                          397,117     $2,291,714      113,489        $527,437
Repurchased                  (510,300)    (2,891,269)    (265,029)     (1,231,276)
Net decrease                 (113,183)     ($599,555)    (151,540)      ($703,839)

CLASS C SHARES
Sold                          295,202     $1,675,337       85,635        $394,959
Repurchased                  (271,816)    (1,534,260)     (71,294)       (331,576)
Net increase                   23,386       $141,077       14,341         $63,383

CLASS I SHARES 2
Sold                           34,945       $187,366       21,795        $107,664
Issued in reorganization      257,801      1,609,274           --              --
Repurchased                   (96,794)      (550,105)     (46,465)       (223,491)
Net increase (decrease)       195,952     $1,246,535      (24,670)      ($115,827)

NET DECREASE                  (58,690)     ($280,938)    (235,407)    ($1,103,231)

1 Semiannual period from 11-1-02 through 4-30-03. Unaudited.

2 Class I shares began operations on 3-1-02.

NOTE D
Investment transactions

Purchases and proceeds from sales or maturities of securities, other than short-term securities and obligations of the U.S. government, during the period ended April 30, 2003, aggregated $10,676,133 and $11,437,691, respectively.

The cost of investments owned on April 30, 2003, including short-term investments, for federal income tax purposes was $10,414,006. Gross unrealized appreciation and depreciation of investments aggregated $913,559 and $382,469, respectively, resulting in net unrealized appreciation of $531,090. The difference between book basis and tax basis net unrealized appreciation of investments is attributable primarily to the tax deferral of losses on wash sales and the realization for tax purposes of unrealized gains on certain forward foreign currency contracts.

NOTE E
Reorganization

On May 29, 2002, the shareholders of John Hancock International Equity Fund ("International Equity Fund") approved an Agreement and Plan of Reorganization, which provided for the transfer of substantially all of the assets and liabilities of International Equity Fund in exchange solely for Class I shares of the Fund. The acquisition was accounted for as a tax-free exchange of 257,801 Class I shares of the Fund for the net assets of the International Equity Fund, which amounted to $1,609,274, including $62,490 of unrealized appreciation, after the close of business on June 7, 2002.

NOTE F
Proposed reorganization

On November 19, 2002, the Trustees approved the reorganization of John Hancock European Equity Fund and John Hancock Global Fund into John Hancock International Fund, subject to the approval by shareholders.



OUR FAMILY
OF FUNDS

-------------------------------------------------------
Equity              Balanced Fund
                    Classic Value Fund
                    Core Equity Fund
                    Focused Equity Fund
                    Growth Trends Fund
                    Large Cap Equity Fund
                    Large Cap Growth Fund
                    Large Cap Spectrum Fund
                    Mid Cap Growth Fund
                    Multi Cap Growth Fund
                    Small Cap Equity Fund
                    Small Cap Growth Fund
                    Sovereign Investors Fund
                    U.S. Global Leaders Growth Fund

-------------------------------------------------------
Sector              Biotechnology Fund
                    Financial Industries Fund
                    Health Sciences Fund
                    Real Estate Fund
                    Regional Bank Fund
                    Technology Fund

-------------------------------------------------------
Income              Bond Fund
                    Government Income Fund
                    High Income Fund
                    High Yield Bond Fund
                    Investment Grade Bond Fund
                    Strategic Income Fund

-------------------------------------------------------
International       International Fund
                    Pacific Basin Equities Fund

-------------------------------------------------------
Tax-Free Income     California Tax-Free Income Fund
                    High Yield Municipal Bond Fund
                    Massachusetts Tax-Free Income Fund
                    New York Tax-Free Income Fund
                    Tax-Free Bond Fund

-------------------------------------------------------
Money Market        Money Market Fund
                    U.S. Government Cash Reserve

For more complete information on any John Hancock Fund and a prospectus, which includes charges and expenses, call your financial professional, or John Hancock Funds at 1-800-225-5291. Please read the prospectus carefully before investing or sending money.



FOR YOUR
INFORMATION

TRUSTEES
Dennis S. Aronowitz
Richard P. Chapman, Jr.
William J. Cosgrove
John M. DeCiccio
Richard A. Farrell
Maureen R. Ford
William F. Glavin*
Dr. John A. Moore*
Patti McGill Peterson*
John W. Pratt
*Members of the Audit Committee

OFFICERS
Maureen R. Ford
Chairman, President
and Chief Executive Officer

William L. Braman
Executive Vice President
and Chief Investment Officer

Richard A. Brown
Senior Vice President
and Chief Financial Officer

Susan S. Newton
Senior Vice President
and Secretary

William H. King
Vice President and Treasurer

Thomas H. Connors
Vice President and
Compliance Officer

INVESTMENT ADVISER
John Hancock Advisers, LLC
101 Huntington Avenue
Boston, Massachusetts 02199-7603

SUBADVISER
Nicholas-Applegate Capital Management LP
600 West Broadway
San Diego, California 92101

PRINCIPAL DISTRIBUTOR
John Hancock Funds, LLC
101 Huntington Avenue
Boston, Massachusetts 02199-7603

CUSTODIAN
The Bank of New York
One Wall Street
New York, New York 10286

TRANSFER AGENT
John Hancock Signature Services, Inc.
1 John Hancock Way, Suite 1000
Boston, Massachusetts 02217-1000

LEGAL COUNSEL
Hale and Dorr LLP
60 State Street
Boston, Massachusetts 02109-1803


HOW TO
CONTACT US

On the Internet                   www.jhfunds.com

By regular mail                   John Hancock Signature Services, Inc.
                                  1 John Hancock Way, Suite 1000
                                  Boston, MA 02217-1000

By express mail                   John Hancock Signature Services, Inc.
                                  Attn: Mutual Fund Image Operations
                                  529 Main Street
                                  Charlestown, MA 02129

Customer service representatives  1-800-225-5291

24-hour automated information     1-800-338-8080

TDD line                          1-800-554-6713



[A 1 1/2" x 1/2" John Hancock (Signature) logo in upper left hand corner. A tag line below reads "JOHN HANCOCK FUNDS."]

1-800-225-5291
1-800-554-6713 (TDD)
1-800-338-8080 EASI-Line

www.jhfunds.com

Now available: electronic delivery
www.jhancock.com/funds/edelivery

This report is for the information of
the shareholders of the John Hancock
International Fund.

400SA  4/03
       6/03


SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.


By:
-----------------------
Maureen R. Ford
hairman, President and Chief Executive Officer

Date:    June 24, 2003


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:
-----------------------
Maureen R. Ford
Chairman, President and Chief Executive Officer


Date:    June 24, 2003




By:
-----------------------
Richard A. Brown
Senior Vice President and Chief Financial Officer


Date:    June 24, 2003